Phoenix Investment Partners


                                       APRIL 30, 1999


SEMIANNUAL REPORT



Engemann                               Phoenix-Engemann
                                       Aggressive Growth
                                       Fund

Goodwin -SM-                           Phoenix-Goodwin
                                       Balanced Fund

                                       Phoenix-Goodwin
                                       Growth Fund

                                       Phoenix-Goodwin
                                       High Yield Fund

                                       Phoenix-Goodwin
                                       U.S. Government
                                       Securities Fund

                                       Phoenix-Goodwin
                                       Money Market Fund


[LOGO] PHOENIX
       INVESTMENT PARTNERS

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:
[PHOTO]
PHILIP MCLOUGHLIN

  We are pleased to provide this semiannual financial summary for the Phoenix Series Funds for the six months ended April 30, 1999.

  If you have any questions, please contact your financial advisor or call us at 1-800-243-1574 (option 0), between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

TABLE OF CONTENTS

Phoenix-Engemann Aggressive Growth Fund...................................     3
Phoenix-Goodwin Balanced Fund.............................................     9
Phoenix-Goodwin Growth Fund...............................................    19
Phoenix-Goodwin High Yield Fund...........................................    24
Phoenix-Goodwin Money Market Fund.........................................    33
Phoenix-Goodwin U.S. Government Securities Fund...........................    38
Notes to Financial Statements.............................................    43

PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND

                         INVESTMENTS AT APRIL 30, 1999
                                  (UNAUDITED)

                                            SHARES        VALUE
                                           ---------   ------------

COMMON STOCKS--89.0%

BANKS (MONEY CENTER)--1.0%
Morgan (J.P.) & Co., Inc......                25,000   $  3,368,750

BANKS (REGIONAL)--1.3%
First Tennessee National
Corp..........................                40,000      1,725,000
Marshall & Ilsley Corp........                40,000      2,800,000
                                                       ------------
                                                          4,525,000
                                                       ------------
BIOTECHNOLOGY--0.6%
Biogen, Inc.(b)...............                20,000      1,901,250

BROADCASTING (TELEVISION, RADIO & CABLE)--6.7%
Clear Channel Communications,
Inc.(b).......................               190,000     13,205,000
Infinity Broadcasting Corp.
Class A(b)....................               125,000      3,460,937
Univision Communications, Inc.
Class A(b)....................               105,000      6,076,875
                                                       ------------
                                                         22,742,812
                                                       ------------

COMMUNICATIONS EQUIPMENT--5.6%
Ciena Corp.(b)................               155,000      3,642,500
Com21, Inc.(b)................                62,000      1,929,750
Tellabs, Inc.(b)..............               100,000     10,956,250
Terayon Communication Systems,
Inc.(b).......................                65,000      2,624,375
                                                       ------------
                                                         19,152,875
                                                       ------------

COMPUTERS (NETWORKING)--2.5%
Ascend Communications,
Inc.(b).......................                85,000      8,213,125
Extreme Networks, Inc.(b).....                 4,000        221,750
                                                       ------------
                                                          8,434,875
                                                       ------------

COMPUTERS (PERIPHERALS)--1.8%
EMC Corp.(b)..................                35,000      3,812,812
Network Appliance, Inc. (b)...                45,000      2,264,062
                                                       ------------
                                                          6,076,874
                                                       ------------

COMPUTERS (SOFTWARE & SERVICES)--16.1%
America Online, Inc.(b).......               130,000     18,557,500
At Home Corp. Series A(b).....                40,000      5,757,500
BMC Software, Inc.(b).........               175,000      7,535,937
Citrix Systems, Inc.(b).......                80,000      3,402,500
Compuware Corp.(b)............               130,000      3,168,750

                                            SHARES        VALUE
                                           ---------   ------------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
Launch Media, Inc.(b).........                 9,400   $    237,350
Legato Systems, Inc.(b).......                50,000      2,021,875
Marimba, Inc.(b)..............                 4,700        285,525
Mastech Corp.(b)..............               150,000      2,203,125
New Era of Networks,
Inc.(b).......................               100,000      3,756,250
Proxicom, Inc.(b).............                18,800        421,825
Sapient Corp.(b)..............                90,000      5,647,500
VERITAS Software Corp.(b).....                25,000      1,775,000
                                                       ------------
                                                         54,770,637
                                                       ------------

CONSUMER FINANCE--1.4%
Countrywide Credit Industries,
Inc...........................               103,000      4,667,187

DISTRIBUTORS (FOOD & HEALTH)--0.7%
Cardinal Health, Inc..........                37,500      2,242,969

ELECTRICAL EQUIPMENT--3.2%
Jabil Circuit, Inc.(b)........               120,000      5,587,500
Sanmina Corp.(b)..............                80,000      5,310,000
                                                       ------------
                                                         10,897,500
                                                       ------------

ELECTRONICS (SEMICONDUCTORS)--7.0%
Micrel, Inc.(b)...............                60,000      3,532,500
Texas Instruments, Inc........                35,000      3,574,375
Uniphase Corp.(b).............                50,000      6,068,750
Vitesse Semiconductor
Corp.(b)......................                70,000      3,241,875
Xilinx, Inc.(b)...............               160,000      7,300,000
                                                       ------------
                                                         23,717,500
                                                       ------------

EQUIPMENT (SEMICONDUCTOR)--1.9%
Applied Materials, Inc.(b)....                60,000      3,217,500
Teradyne, Inc.(b).............                70,000      3,303,125
                                                       ------------
                                                          6,520,625
                                                       ------------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--1.3%
Mirage Resorts, Inc.(b).......               190,000      4,263,125

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.5%
Forest Laboratories, Inc.
Class A(b)....................                35,000      1,557,500

HEALTH CARE (GENERIC AND OTHER)--0.8%
Mylan Laboratories, Inc.......               125,000      2,835,937

                       See Notes to Financial Statements                       3

PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND

                                            SHARES        VALUE
                                           ---------   ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.8%
Guidant Corp.(b)..............                50,000   $  2,684,375
INVESTMENT BANKING/BROKERAGE--3.2%
Donaldson, Lufkin & Jenrette,
Inc...........................                65,000      4,545,938
Lehman Brothers Holdings,
Inc...........................                55,000      3,055,938
Paine Webber Group, Inc.......                70,000      3,285,625
                                                       ------------
                                                         10,887,501
                                                       ------------

INVESTMENT MANAGEMENT--0.9%
Price (T. Rowe) Associates,
Inc...........................                80,000      3,015,000
MANUFACTURING (DIVERSIFIED)--4.5%
AlliedSignal, Inc.............                85,000      4,993,750
Tyco International Ltd........                65,000      5,281,250
United Technologies Corp......                35,000      5,070,625
                                                       ------------
                                                         15,345,625
                                                       ------------

OIL & GAS (DRILLING & EQUIPMENT)--1.4%
Baker Hughes, Inc.............               115,000      3,435,625
Transocean Offshore, Inc......                50,000      1,484,375
                                                       ------------
                                                          4,920,000
                                                       ------------
OIL & GAS (REFINING & MARKETING)--0.3%
Sunoco, Inc...................                30,000      1,072,500

RAILROADS--1.4%
Kansas City Southern
Industries, Inc...............                80,000      4,765,000
RETAIL (BUILDING SUPPLIES)--0.5%
Lowe's Companies, Inc.........                32,000      1,688,000
RETAIL (DISCOUNTERS)--1.3%
Consolidated Stores
Corp.(b)......................               125,000      4,296,875

RETAIL (GENERAL MERCHANDISE)--0.7%
Kmart Corp.(b)................               150,000      2,231,250
RETAIL (SPECIALTY)--1.8%
Bed, Bath & Beyond, Inc.(b)...               130,000      4,639,375
Staples, Inc.(b)..............                52,500      1,575,000
                                                       ------------
                                                          6,214,375
                                                       ------------
SAVINGS & LOAN COMPANIES--2.1%
Charter One Financial, Inc....                90,000      2,812,500

                                            SHARES        VALUE
                                           ---------   ------------
SAVINGS & LOAN COMPANIES--CONTINUED
Golden State Bancorp,
Inc.(b).......................               180,000   $  4,421,250
                                                       ------------
                                                          7,233,750
                                                       ------------

SERVICES (ADVERTISING/MARKETING)--1.0%
Interpublic Group of
Companies, Inc. (The).........                45,000      3,490,313

SERVICES (COMMERCIAL & CONSUMER)--5.6%
Cendant Corp.(b)..............               925,000     16,650,000
Corporate Executive Board Co.
(The)(b)......................                80,000      2,250,000
                                                       ------------
                                                         18,900,000
                                                       ------------

SERVICES (COMPUTER SYSTEMS)--0.8%
Whittman-Hart, Inc.(b)........               100,000      2,825,000

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.1%
Sprint Corp...................                85,000      3,601,875

TELECOMMUNICATIONS (LONG DISTANCE)--8.6%
Global Crossing Holdings
Ltd.(b).......................                60,000      3,240,000
MCI WorldCom, Inc.(b).........               100,000      8,218,750
McLeodUSA, Inc. Class A(b)....                20,000      1,121,250
Qwest Communications
International, Inc.(b)........               145,000     12,388,438
WinStar Communications,
Inc.(b).......................                85,000      4,133,125
                                                       ------------
                                                         29,101,563
                                                       ------------

TELEPHONE--0.6%
Frontier Corp.................                35,000      1,931,563
-------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $202,090,678)                          301,879,981
-------------------------------------------------------------------

UNIT INVESTMENT TRUSTS--2.2%

AMEX Basic Industries Select
Sector Depository Receipts....               270,000      7,323,750
-------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(IDENTIFIED COST $6,937,245)                              7,323,750
-------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--91.2%
(IDENTIFIED COST $209,027,923)                          309,203,731
-------------------------------------------------------------------

4                      See Notes to Financial Statements

PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND

                                STANDARD      PAR
                                & POOR'S     VALUE
                                 RATING      (000)        VALUE
                                ---------  ---------   ------------

SHORT-TERM OBLIGATIONS--8.1%

COMMERCIAL PAPER--8.1%
Corporate Asset Funding Corp.
4.92%, 5/3/99.................    A-1+      $     760   $    759,793

Enterprise Funding Corp.
4.95%, 5/3/99.................    A-1+            650        649,821
Pitney Bowes Credit Corp.
5.05%, 5/3/99.................    A-1+          3,115      3,114,126

Merrill Lynch & Co., Inc.
4.85%, 5/4/99.................    A-1+          5,000      4,997,979
Receivables Capital Corp.
4.80%, 5/4/99.................    A-1+         10,312     10,307,875
Ford Motor Credit Co. 4.82%,
5/6/99........................    A-1+          6,985      6,980,324
Lexington Parker Capital Co.
LLC 4.82%, 5/20/99............     A-1            800        797,965
                                                        ------------
                                                          27,607,883
                                                        ------------
--------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $27,607,883)                             27,607,883
--------------------------------------------------------------------

TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $236,635,806)                           336,811,614(a)
Cash and receivables, less liabilities--0.7%               2,319,738
                                                        ------------
NET ASSETS--100.0%                                      $339,131,352
                                                        ------------
                                                        ------------

(a) Federal Income Tax Information: Net unrealized appreciation securities is comprised of gross appreciation of $106,745,361 and gross depreciation of $6,569,553 for federal income tax purposes. At April 30, 1999, the aggregate cost of securities for federal income tax purposes was $236,635,806.
(b)  Non-income producing.

                       See Notes to Financial Statements

PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $236,635,806)                              $  336,811,614
Short-term investments held as collateral for loaned
  securities                                                      15,329,804
Cash                                                                   4,411
Receivables
  Investment securities sold                                       7,084,154
  Fund shares sold                                                 4,451,920
  Dividends                                                            4,725
Prepaid expenses                                                       6,400
                                                              --------------
    Total assets                                                 363,693,028
                                                              --------------
LIABILITIES
Payables
  Collateral on securities loaned                                 15,329,804
  Investment securities purchased                                  8,443,030
  Fund shares repurchased                                            313,356
  Investment advisory fee                                            197,230
  Distribution fee                                                    83,086
  Transfer agent fee                                                  76,530
  Financial agent fee                                                 14,869
  Trustees' fee                                                        7,586
Accrued expenses                                                      96,185
                                                              --------------
    Total liabilities                                             24,561,676
                                                              --------------
NET ASSETS                                                    $  339,131,352
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  207,110,611
Undistributed net investment loss                                   (790,826)
Accumulated net realized gain                                     32,635,759
Net unrealized appreciation                                      100,175,808
                                                              --------------
NET ASSETS                                                    $  339,131,352
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $318,250,985)               15,529,794
Net asset value per share                                             $20.49
Offering price per share $20.49/(1-4.75%)                             $21.51
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $20,880,367)                 1,064,774
Net asset value and offering price per share                          $19.61

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $      602,170
Dividends                                                            394,835
Security lending                                                      93,020
                                                              --------------
    Total investment income                                        1,090,025
                                                              --------------
EXPENSES
Investment advisory fee                                            1,058,038
Distribution fee, Class A                                            355,511
Distribution fee, Class B                                             89,440
Financial agent fee                                                  110,184
Transfer agent                                                       165,222
Printing                                                              50,411
Custodian                                                             18,687
Professional                                                          16,295
Registration                                                          15,333
Trustees                                                               7,554
Miscellaneous                                                          4,521
                                                              --------------
    Total expenses                                                 1,891,196
    Custodian fees paid indirectly                                   (10,345)
                                                              --------------
    Net expenses                                                   1,880,851
                                                              --------------
NET INVESTMENT LOSS                                                 (790,826)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   39,159,938
Net change in unrealized appreciation (depreciation) on
  investments                                                     75,911,604
                                                              --------------
NET GAIN ON INVESTMENTS                                          115,071,542
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  114,280,716
                                                              --------------
                                                              --------------

6                      See Notes to Financial Statements

PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                              Ended
                                            10/31/98       Year Ended
                                           (Unaudited)      10/31/98
                                          -------------   -------------
FROM OPERATIONS
  Net investment income (loss)            $    (790,826)  $    (572,877)
  Net realized gain (loss)                   39,159,938      (6,139,764)
  Net change in unrealized appreciation
    (depreciation)                           75,911,604       9,270,385
                                          -------------   -------------
  INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                              114,280,716       2,557,744
                                          -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                        --     (48,960,572)
  Net realized gains, Class B                        --      (2,784,524)
  In excess of net realized gains, Class
    A                                                --        (369,101)
  In excess of net realized gains, Class
    B                                                --         (20,991)
                                          -------------   -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                    --     (52,135,188)
                                          -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (2,711,776 and 2,468,365 shares,
    respectively)                            52,468,490      36,742,199
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 3,397,433 shares,
    respectively)                                    --      45,837,639
  Cost of shares repurchased (3,374,871
    and 3,976,755 shares, respectively)     (64,021,516)    (59,756,494)
                                          -------------   -------------
Total                                       (11,553,026)     22,823,344
                                          -------------   -------------
CLASS B
  Proceeds from sales of shares (228,412
    and 561,461 shares, respectively)         4,262,571       8,094,162
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 194,011 shares, respectively)             --       2,530,269
  Cost of shares repurchased (237,940
    and 493,541 shares, respectively)        (4,165,419)     (7,177,346)
                                          -------------   -------------
Total                                            97,152       3,447,085
                                          -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      (11,455,874)     26,270,429
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS     102,824,842     (23,307,015)
NET ASSETS
  Beginning of period                       236,306,510     259,613,525
                                          -------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($790,826) AND $0, RESPECTIVELY]      $ 339,131,352   $ 236,306,510
                                          -------------   -------------
                                          -------------   -------------

                       See Notes to Financial Statements                       7

PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS A
                                     -------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED                                 YEAR ENDED OCTOBER 31
                                      4/30/99         --------------------------------------------------------------------
                                     (UNAUDITED)            1998          1997          1996          1995            1994
Net asset value, beginning of
  period                                $13.72        $    17.20    $    16.84    $    16.51    $    13.33    $      14.56
INCOME FROM INVESTMENT
  OPERATIONS(5)
  Net investment income (loss)           (0.04)(4)         (0.03)        (0.08)(4)      (0.13)(4)       0.06(4)         0.27
  Net realized and unrealized gain
    (loss)                                6.81              0.04          2.95          2.64          4.21           (0.21)
                                     ----------            -----         -----         -----         -----           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                        6.77              0.01          2.87          2.51          4.27            0.06
                                     ----------            -----         -----         -----         -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  --                --            --         (0.02)        (0.19)          (0.22)
  Dividends from net realized
    gains                                   --             (3.46)        (2.51)        (2.16)        (0.90)          (1.07)
  In excess of net realized gains           --             (0.03)           --            --            --              --
                                     ----------            -----         -----         -----         -----           -----
      TOTAL DISTRIBUTIONS                   --             (3.49)        (2.51)        (2.18)        (1.09)          (1.29)
                                     ----------            -----         -----         -----         -----           -----
Change in net asset value                 6.77             (3.48)         0.36          0.33          3.18           (1.23)
                                     ----------            -----         -----         -----         -----           -----
NET ASSET VALUE, END OF PERIOD          $20.49        $    13.72    $    17.20    $    16.84    $    16.51    $      13.33
                                     ----------            -----         -----         -----         -----           -----
                                     ----------            -----         -----         -----         -----           -----
Total return(1)                          49.34%(3)          0.38%        19.67%        17.43%        35.14%           0.37%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                       $318,251          $222,149      $246,002      $233,488      $180,288        $140,137
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      1.20%(2)(6)       1.21%         1.20%         1.20%         1.29%           1.26%
  Net investment income (loss)           (0.48)%(2)        (0.18)%       (0.53)%       (0.81)%        0.43%           1.97%
Portfolio turnover                          82%(3)           176%          518%          401%          331%            306%

                                                                            CLASS B
                                     -------------------------------------------------------------------------------------
                                     SIX MONTHS                                                                   FROM
                                       ENDED                         YEAR ENDED OCTOBER 31                     INCEPTION
                                      4/30/99         ----------------------------------------------------     7/21/94 TO
                                     (UNAUDITED)            1998          1997          1996          1995      10/31/94
Net asset value, beginning of
  period                                $13.18        $    16.76    $    16.57    $    16.38    $    13.31    $      13.09
INCOME FROM INVESTMENT
  OPERATIONS(5)
  Net investment income (loss)           (0.11)(4)         (0.12)        (0.20)(4)      (0.25)(4)      (0.12)(4)         0.02
  Net realized and unrealized gain
    (loss)                                6.54              0.03          2.90          2.60          4.26            0.20
                                     ----------            -----         -----         -----         -----           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                        6.43             (0.09)         2.70          2.35          4.14            0.22
                                     ----------            -----         -----         -----         -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  --                --            --            --         (0.17)             --
  Dividends from net realized
    gains                                   --             (3.46)        (2.51)        (2.16)        (0.90)             --
  In excess of net realized gains           --             (0.03)           --            --            --              --
                                     ----------            -----         -----         -----         -----           -----
      TOTAL DISTRIBUTIONS                   --             (3.49)        (2.51)        (2.16)        (1.07)             --
                                     ----------            -----         -----         -----         -----           -----
Change in net asset value                 6.43             (3.58)         0.19          0.19          3.07            0.22
                                     ----------            -----         -----         -----         -----           -----
NET ASSET VALUE, END OF PERIOD          $19.61        $    13.18    $    16.76    $    16.57    $    16.38    $      13.31
                                     ----------            -----         -----         -----         -----           -----
                                     ----------            -----         -----         -----         -----           -----
Total return(1)                          48.79%(3)         (0.28)%       18.70%        16.52%        34.15%           1.68%(3)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                        $20,880           $14,157       $13,611       $10,466        $2,393            $330
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      1.95%(2)(6)       1.96%         1.96%         1.95%         2.04%           1.81%(2)
  Net investment income (loss)           (1.22)%(2)        (0.93)%       (1.28)%       (1.57)%       (0.83)%          1.45%(2)
Portfolio turnover                          82%(3)           176%          518%          401%          331%            306%(3)

(1)  Maximum sales load is not reflected in the total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.

(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(6) For the six months ended April 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratios would be 1.21% and 1.96% for Class A and Class B, respectively.

8                      See Notes to Financial Statements

PHOENIX-GOODWIN BALANCED FUND

                         INVESTMENTS AT APRIL 30, 1999
                                  (UNAUDITED)

                                 STANDARD        PAR
                                 & POOR'S       VALUE
                                  RATING        (000)        VALUE
                                -----------   ---------   ------------
U.S. GOVERNMENT SECURITIES--6.2%

U.S. TREASURY BONDS--0.5%
U.S. Treasury Bonds 5.25%,
11/15/28......................      AAA       $   9,000   $  8,322,235

U.S. TREASURY NOTES--5.7%
U.S. Treasury Notes 4.50%,
9/30/00.......................      AAA          64,650     64,169,249
U.S. Treasury Notes 5.25%,
8/15/03.......................      AAA          21,836     21,820,429
U.S. Treasury Notes 4.25%,
11/15/03......................      AAA          10,250      9,838,597
                                                          ------------
                                                            95,828,275
                                                          ------------
----------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $106,736,776)                             104,150,510
----------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--3.9%

GNMA 6.50%, '23-'28...........      AAA          64,527     64,532,090
----------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $62,873,326)                               64,532,090
----------------------------------------------------------------------
MUNICIPAL BONDS--7.5%
CALIFORNIA--2.5%
Fresno County Pension
Obligation Taxable 6.21%,
8/15/06.......................      AAA           3,645      3,622,219

Kern County Pension Obligation
Revenue Taxable 7.26%,
8/15/14.......................      AAA           6,830      7,239,800
Long Beach Pension Obligation
Taxable 6.87%, 9/1/06.........      AAA           2,865      2,958,112

Los Angeles County Public
Works Lease Revenue PJ V-B
5.125%, 12/1/29...............      AAA           5,340      5,319,975

Orange County Pension
Obligation Revenue Taxable
Series A 7.62%, 9/1/08........      AAA           9,085      9,879,937

San Bernardino County Pension
Obligation Revenue Taxable
6.87%, 8/1/08.................      AAA           1,530      1,583,550

                                 STANDARD        PAR
                                 & POOR'S       VALUE
                                  RATING        (000)        VALUE
                                -----------   ---------   ------------
CALIFORNIA--CONTINUED

San Bernardino County Pension
Obligation Revenue Taxable
6.94%, 8/1/09.................      AAA       $   4,170   $  4,336,800

Sonoma County Pension
Obligation Revenue Taxable
6.625%, 6/1/13................      AAA           3,665      3,678,744

Ventura County Pension Taxable
6.58%, 11/1/06................      AAA           3,560      3,617,850
                                                          ------------
                                                            42,236,987
                                                          ------------

FLORIDA--1.0%
Miami Beach Special Obligation
Revenue Taxable 8.60%,
9/1/21........................      AAA          11,675     12,973,844

Tampa Solid Waste System
Revenue Taxable Series A
6.23%, 10/1/05................    Aaa(d)          1,970      1,972,462

University of Miami
Exchangeable Revenue Taxable
Series A 7.65%, 4/1/20........      AAA           2,120      2,212,750
                                                          ------------
                                                            17,159,056
                                                          ------------

MASSACHUSETTS--0.4%
Massachusetts State Port
Authority Revenue Taxable
Series C 6.05%, 7/1/02........      AA-           3,340      3,360,875

Massachusetts State Water
Resources Authority Revenue
Series D 5%, 8/1/24...........      AAA           2,750      2,660,625
                                                          ------------
                                                             6,021,500
                                                          ------------

NEW YORK--1.1%
Long Island Power Authority
Electrical Systems Revenue
Series A 5.50%, 12/1/10.......      AAA           3,850      4,191,687

Metropolitan Transportation
Authority Series A 5%,
4/1/23........................      AAA           4,575      4,489,219

New York State Taxable Series
C 6.35%, 3/1/07...............      AAA           9,290      9,290,000
                                                          ------------
                                                            17,970,906
                                                          ------------

                       See Notes to Financial Statements                       9

PHOENIX-GOODWIN BALANCED FUND

                                 STANDARD        PAR
                                 & POOR'S       VALUE
                                  RATING        (000)        VALUE
                                -----------   ---------   ------------
PENNSYLVANIA--1.0%
Philadelphia Authority For
Industrial Development Pension
Funding Retirement Systems
Revenue Taxable Series A
5.79%, 4/15/09................      AAA       $   8,500   $  8,117,500

Pittsburgh Pension Obligation
Taxable Series C 6.50%,
3/1/17........................      AAA           9,245      9,013,875
                                                          ------------
                                                            17,131,375
                                                          ------------

TEXAS--1.3%
Dallas Civic Center Revenue
5.25%, 8/15/08................      AAA           2,340      2,492,100

Dallas-Fort Worth
International Airport Revenue
Taxable 6.50%, 11/1/09........      AAA           1,900      1,914,250

Dallas-Fort Worth
International Airport Revenue
Taxable 6.60%, 11/1/12........      AAA           5,750      5,778,750
Houston Water & Sewer System
Revenue Refunding, Jr. Lien,
Series D 5%, 12/1/25..........      AAA           4,975      4,813,313

Texas State General Obligation
Series B 5.25%, 10/1/08.......      AA            1,715      1,837,194

Texas State Taxable Veterans
Limited Series B 6.10%,
12/1/03.......................      AA            3,995      4,014,975
                                                          ------------
                                                            20,850,582
                                                          ------------

VIRGINIA--0.2%
Newport News General
Obligation Taxable Series B
7.05%, 1/15/25................      AA            3,250      3,233,750
----------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $123,380,509)                             124,604,156
----------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.6%

AESOP Funding II LLC 97-1, A2
144A 6.40%, 10/20/03(c).......    Aaa(d)          9,250      9,418,973

Associates Manufactured
Housing Pass Through 97-2, A6
7.075%, 3/15/28...............      AAA           3,000      3,029,531

Capita Equipment Receivables
Trust 97-1, B 6.45%,
8/15/02.......................      A+            5,020      5,033,454

                                 STANDARD        PAR
                                 & POOR'S       VALUE
                                  RATING        (000)        VALUE
                                -----------   ---------   ------------

Case Equipment Loan Trust
98-A, A4, 5.83%, 2/15/05......      AAA       $  11,600   $ 11,534,692

Copelco Capital Funding Corp.
99-A, A4 5.80%, 4/15/03.......    Aaa(d)          5,000      5,002,344

Fleetwood Credit Corp. Grantor
Trust 96-B, A 6.90%,
3/15/12.......................      AAA           1,919      1,933,404

Green Tree Financial Corp.
96-2, M1 7.60%, 4/15/27.......      AA-           9,250      9,614,687

Premier Auto Trust 98-3, B
6.14%, 9/8/04.................      A+            4,000      4,050,273

Triangle Funding Ltd. 98-2A, 3
144A 6.85%, 10/15/04(c)(e)....      BBB           8,000      7,965,000

Wachovia Credit Card Master
Trust 99-1, A 5.081%,
8/15/06.......................      AAA           3,000      2,999,063
----------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $60,100,708)                               60,581,421
----------------------------------------------------------------------
CORPORATE BONDS--5.0%

AUTO PARTS & EQUIPMENT--0.3%
Federal-Mogul Corp. 7.50%,
144A 01/15/09(c)..............      BB+           5,725      5,610,500

BANKS (MAJOR REGIONAL)--0.3%
U.S. Bank of Minnesota N.A.
6.30%, 7/15/08................       A            3,000      2,970,000

Wachovia Corp. 5.625%,
12/15/08......................      A+            3,000      2,838,750
                                                          ------------
                                                             5,808,750
                                                          ------------

BROADCASTING (TELEVISION, RADIO & CABLE)--0.3%
CSC Holdings, Inc. 7.25%,
7/15/08.......................      BB+           4,565      4,633,475

COMPUTERS (SOFTWARE & SERVICES)--0.2%
Computer Associates
International, Inc. Series B
6.375%, 4/15/05...............      A-            3,270      3,175,988

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.5%
Harrahs Operating Co., Inc.
7.875%, 12/15/05..............      BB+           4,695      4,753,688

10                     See Notes to Financial Statements

PHOENIX-GOODWIN BALANCED FUND

                                 STANDARD        PAR
                                 & POOR'S       VALUE
                                  RATING        (000)        VALUE
                                -----------   ---------   ------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--CONTINUED
Station Casinos, Inc. 10.125%,
3/15/06.......................      B+        $   3,000   $  3,202,500
                                                          ------------
                                                             7,956,188
                                                          ------------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.3%
Tenet Healthcare Corp. 8%,
1/15/05.......................      BB+           5,225      5,198,875

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.3%
Boston Scientific Corp.
6.625%, 3/15/05...............      BBB           4,525      4,417,531

INSURANCE (MULTI-LINE)--0.1%
Willis Corroon Corp. 144A 9%,
2/1/09(c).....................      B+            1,840      1,872,200

LEISURE TIME (PRODUCTS)--0.2%
Bally Total Fitness Holding
Corp. 144A 9.875%,
10/15/07(c)...................      B-            2,900      2,976,125

MANUFACTURING (DIVERSIFIED)--0.4%
Tyco International Group SA
6.375%, 6/15/05...............      A-            6,700      6,741,875
PAPER & FOREST PRODUCTS--0.2%
Buckeye Technologies, Inc.
9.25%, 9/15/08................      BB-           3,765      3,995,606

PERSONAL CARE--0.1%
Revlon Consumer Products Corp.
9%, 11/1/06...................       B            2,500      2,556,250

PUBLISHING--0.1%
Charter Communications
Holdings LLC 144A 8.625%,
4/1/09(c).....................      B+            2,000      2,055,000

RETAIL (FOOD CHAINS)--0.1%
Meyer (Fred), Inc. 7.45%,
3/1/08........................      BB+           1,625      1,706,250

SERVICES (COMMERCIAL & CONSUMER)--0.2%
United Rentals, Inc. Series B
9.50%, 6/1/08.................      BB-           1,295      1,327,375

United Rentals, Inc. 8.80%,
8/15/08.......................      BB-           1,570      1,550,375
                                                          ------------
                                                             2,877,750
                                                          ------------

SERVICES (RENTALS)--0.2%
Budget Group, Inc. 144A
9.125%, 4/1/06(c).............      BB-           2,750      2,743,125

TELECOMMUNICATIONS (LONG DISTANCE)--0.4%
Nextlink Communications, Inc.
144A 10.75%, 11/15/08(c)......       B            2,000      2,155,000

                                 STANDARD        PAR
                                 & POOR'S       VALUE
                                  RATING        (000)        VALUE
                                -----------   ---------   ------------
TELECOMMUNICATIONS (LONG DISTANCE)--CONTINUED

Qwest Communications
International, Inc. 144A
7.50%, 11/1/08(c).............      BB+       $   4,660   $  4,893,000
                                                          ------------
                                                             7,048,000
                                                          ------------

TELEPHONE--0.2%
Century Telephone Enterprises,
Inc. Series F 6.30%,
1/15/08.......................     BBB+           3,000      2,962,500

TEXTILES (HOME FURNISHINGS)--0.3%
WestPoint Stevens, Inc.
7.875%, 6/15/05...............      BB            4,725      4,866,750

TRUCKERS--0.2%
Teekay Shipping Corp. 8.32%,
2/1/08........................      BB+           2,640      2,620,200

TRUCKS & PARTS--0.1%
Cummins Engine Co., Inc.
6.45%, 3/1/05.................     BBB+           2,060      2,011,075
----------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $82,823,764)                               83,834,013
----------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--8.0%

CS First Boston Mortgage
Securities Corp. 97-C2, A3
6.55%, 11/17/07...............      AAA           9,800      9,812,250

CS First Boston Mortgage
Securities Corp. 97-C2, B
6.72%, 11/17/07...............     Aa(d)          9,000      9,016,875

CS First Boston Mortgage
Securities Corp. 97-SPCE, D
144A 7.332%, 4/20/08(c).......      BBB           4,039      3,948,122

CS First Boston Mortgage
Securities Corp. 98-C1, A1B
6.48%, 5/17/08................      AAA          10,000      9,948,438

CS First Boston Mortgage
Securities Corp. 95-AEW1, B
7.182%, 11/25/27..............      AA-           4,552      4,547,842

DLJ Mortgage Acceptance Corp.
96-CF1, A1B 144A 7.58%,
2/12/06(c)....................      AAA           6,550      6,809,953

First Union-Lehman Brothers
Commercial Mortgage 97-C1, B
7.43%, 4/18/07................     Aa(d)         11,807     12,435,491

G.E. Capital Mortgage
Services, Inc. 96-8, 1M 7.25%,
5/25/26.......................      AA            5,282      5,380,995

                       See Notes to Financial Statements                      11

PHOENIX-GOODWIN BALANCED FUND

                                 STANDARD        PAR
                                 & POOR'S       VALUE
                                  RATING        (000)        VALUE
                                -----------   ---------   ------------
GMAC Commercial Mortgage
Securities, Inc. 97-C2, B,
6.703%, 12/15/07..............     Aa(d)      $   5,000   $  4,985,050
Lehman Brothers Commercial
Conduit Mortgage Trust 98-C4,
A1B 6.21%, 10/15/08...........    AAA(d)         10,545     10,429,608

Lehman Large Loan 97-LLI, B
6.95%, 3/12/07................      AA           10,825     11,118,611
Nationslink Funding Corp.
96-1, B 7.69%, 12/20/05.......      AA            6,157      6,482,147
Prudential Home Mortgage
Securities 93-L, 2B3 144A
6.641%, 12/25/23(c)...........     A(d)           5,000      4,937,500

Residential Asset
Securitization Trust 96-A8, A1
8%, 12/25/26..................      AAA             156        156,120

Residential Funding Mortgage
Securities I 96-S8, A4 6.75%,
3/25/11.......................      AAA           1,950      1,958,709
Residential Funding Mortgage
Securities I 96-S1, A11 7.10%,
1/25/26.......................      AAA           6,600      6,703,125

Residential Funding Mortgage
Securities I 96-S4, M1 7.25%,
2/25/26.......................      AA            5,805      5,829,031

Securitized Asset Sales, Inc.
93-J, 2B 6.808%, 11/28/23.....     AA(d)          9,980      9,875,777

Structured Asset Securities
Corp. 93-C1, B 6.60%,
10/25/24......................      A+            4,550      4,530,802
Structured Asset Securities
Corp. 95-C4, B 7%, 6/25/26....      AA            5,000      5,010,596
----------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $132,680,109)                             133,917,042
----------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--2.4%
COLOMBIA--0.6%
Republic of Colombia 144A
7.70%, 7/14/03(c).............      NR            9,140      8,317,400

Republic of Colombia 7.25%,
2/23/04.......................     BBB-           1,750      1,592,500
                                                          ------------
                                                             9,909,900
                                                          ------------

                                 STANDARD        PAR
                                 & POOR'S       VALUE
                                  RATING        (000)        VALUE
                                -----------   ---------   ------------

CROATIA--0.5%
Croatia Series B 5.813%,
7/31/06(e)....................     BBB-       $   4,625   $  3,792,254
Croatia Series A 5.813%,
7/31/10(e)....................     BBB-           5,805      4,542,413
                                                          ------------
                                                             8,334,667
                                                          ------------
POLAND--0.9%
Poland Bearer PDI 5%,
10/27/14(e)...................     BBB-          15,430     14,301,681
URUGUAY--0.4%
Republic of Uruguay 7.25%,
5/4/09........................     BBB-           6,900      6,798,570
----------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $40,193,673)                               39,344,818
----------------------------------------------------------------------
FOREIGN CORPORATE BONDS--1.9%
ARGENTINA--0.2%
Compania de
Radiocomunicaciones Moviles SA
144A 9.25%, 5/8/08(c).........     BBB-           2,200      2,123,000

Telefonica de Argentina 144A
9.125%, 5/7/08(c).............     BBB-           1,750      1,693,125
                                                          ------------
                                                             3,816,125
                                                          ------------
BAHAMAS--0.2%
Sun International Hotels Ltd.
8.625%, 12/15/07..............      B+            3,000      3,120,000
CANADA--0.3%
Imax Corp. 7.875%, 12/1/05....      BB-           5,295      5,281,762
CHILE--0.2%
Compania Sud Americana de
Vapores 144A 7.375%,
12/8/03(c)....................      BBB           2,000      1,900,000

Petropower I Funding Trust
144A 7.36%, 2/15/14(c)........      BBB           2,545      2,366,476
                                                          ------------
                                                             4,266,476
                                                          ------------
JAPAN--0.8%
IBJ Preferred Capital Co. LLC
144A 8.79%, 12/29/49(c)(e)....    Baa(d)          6,800      6,071,387

SB Treasury Co. LLC Series A
144A 9.40%, 12/29/49(c)(e)....      BB+           6,800      6,820,883
                                                          ------------
                                                            12,892,270
                                                          ------------
POLAND--0.2%
TPSA Finance BV 144A 7.75%,
12/10/08(c)...................     BBB-           3,095      3,125,950
----------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $33,369,586)                               32,502,583
----------------------------------------------------------------------

12                     See Notes to Financial Statements

PHOENIX-GOODWIN BALANCED FUND

                                               SHARES        VALUE
                                              ---------   ------------

PREFERRED STOCKS--0.6%

REITS--0.6%
Home Ownership Funding 2,
Step-down Pfd. 144A
13.338%(c)....................                10,000   $  9,151,940
-------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $8,786,965)                              9,151,940
-------------------------------------------------------------------

COMMON STOCKS--57.6%

BANKS (MAJOR REGIONAL)--2.3%
Mellon Bank Corp..............               108,300      8,048,044
Wells Fargo Co................               702,400     30,334,900
                                                       ------------
                                                         38,382,944
                                                       ------------

BANKS (MONEY CENTER)--1.7%
Bank of America Corp..........               392,340     28,248,480

BEVERAGES (NON-ALCOHOLIC)--1.6%
PepsiCo, Inc..................               720,500     26,613,469

BIOTECHNOLOGY--0.4%
Genzyme Corp. (b).............               166,600      6,289,150
BROADCASTING (TELEVISION, RADIO & CABLE)--3.5%
AT&T Corp.- Liberty Media
Group Class A(b)..............               493,900     31,547,862
CBS Corp.(b)..................               215,700      9,827,831
Chancellor Media Corp.(b).....               180,500      9,904,937
Clear Channel Communications,
Inc.(b).......................                99,800      6,936,100
                                                       ------------
                                                         58,216,730
                                                       ------------

COMMUNICATIONS EQUIPMENT--1.4%
General Motors Corp. Class
H.............................                99,000      5,482,125
Motorola, Inc.................                60,000      4,807,500
Tellabs, Inc.(b)..............               119,500     13,092,719
                                                       ------------
                                                         23,382,344
                                                       ------------

COMPUTERS (HARDWARE)--4.7%
Dell Computer Corp.(b)........               377,700     15,556,519
International Business
Machines Corp.................               194,900     40,770,644
Sun Microsystems, Inc.(b).....               373,000     22,310,062
                                                       ------------
                                                         78,637,225
                                                       ------------
COMPUTERS (NETWORKING)--1.9%
Cisco Systems, Inc.(b)........               273,837     31,234,533

                                            SHARES        VALUE
                                           ---------   ------------

COMPUTERS (SOFTWARE & SERVICES)--4.2%
America Online, Inc.(b).......               126,800   $ 18,100,700
Microsoft Corp.(b)............               547,000     44,477,937
Novell, Inc.(b)...............               138,600      3,083,850
Yahoo!, Inc.(b)...............                30,400      5,310,500
                                                       ------------
                                                         70,972,987
                                                       ------------

CONSUMER FINANCE--1.2%
Capital One Financial Corp....               115,500     20,060,906

DISTRIBUTORS (FOOD & HEALTH)--0.7%
Cardinal Health, Inc..........               210,900     12,614,456

ELECTRICAL EQUIPMENT--1.7%
General Electric Co...........               277,300     29,255,150

ELECTRONICS (SEMICONDUCTORS)--1.9%
Intel Corp....................               530,800     32,478,325

FINANCIAL (DIVERSIFIED)--3.9%
Citigroup, Inc................               377,500     28,406,875
Freddie Mac...................               172,000     10,793,000
Morgan Stanley Dean Witter &
Co............................               255,900     25,382,081
                                                       ------------
                                                         64,581,956
                                                       ------------

HEALTH CARE (DIVERSIFIED)--1.8%
American Home Products
Corp..........................               158,400      9,662,400
Bristol-Myers Squibb Co.......               333,800     21,217,162
                                                       ------------
                                                         30,879,562
                                                       ------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--2.4%
Pfizer, Inc...................               187,400     21,562,712
Schering-Plough Corp..........               369,300     17,841,806
                                                       ------------
                                                         39,404,518
                                                       ------------

HEALTH CARE (GENERIC AND OTHER)--0.3%
Mylan Laboratories, Inc.......               198,800      4,510,275

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.4%
Bard (C.R.), Inc..............               100,000      4,900,000
Baxter International, Inc.....               210,500     13,261,500
Becton, Dickinson and Co......               135,000      5,020,313
                                                       ------------
                                                         23,181,813
                                                       ------------

                       See Notes to Financial Statements                      13

PHOENIX-GOODWIN BALANCED FUND

                                            SHARES        VALUE
                                           ---------   ------------
HOUSEHOLD PRODUCTS (NON-DURABLES)--1.3%
Procter & Gamble Co. (The)....               225,700   $ 21,173,481

INSURANCE (LIFE/HEALTH)--0.3%
ReliaStar Financial Corp......               120,600      4,432,050

INSURANCE (MULTI-LINE)--1.2%
American International Group,
Inc...........................               176,400     20,715,975

LODGING-HOTELS--0.6%
Carnival Corp.................               233,100      9,615,375

MANUFACTURING (DIVERSIFIED)--1.7%
Tyco International Ltd........               351,300     28,543,125
OIL & GAS (DRILLING & EQUIPMENT)--0.8%
Halliburton Co................               134,400      5,728,800
Schlumberger Ltd..............                87,300      5,576,288
Transocean Offshore, Inc......               100,000      2,968,750
                                                       ------------
                                                         14,273,838
                                                       ------------

OIL (INTERNATIONAL INTEGRATED)--0.7%
Conoco, Inc. Class A..........               419,700     11,384,363

PERSONAL CARE--0.9%
Gillette Co. (The)............               286,500     14,951,719

RETAIL (BUILDING SUPPLIES)--1.2%
Home Depot, Inc. (The)........               327,000     19,599,563

RETAIL (COMPUTERS & ELECTRONICS)--0.4%
Tandy Corp....................               100,900      7,308,944

RETAIL (DEPARTMENT STORES)--0.3%
Nordstrom, Inc................               132,700      4,669,381

RETAIL (FOOD CHAINS)--1.7%
Meyer (Fred), Inc.(b).........               380,890     20,615,671
Safeway, Inc.(b)..............               131,700      7,103,569
                                                       ------------
                                                         27,719,240
                                                       ------------

                                            SHARES        VALUE
                                           ---------   ------------

RETAIL (GENERAL MERCHANDISE)--1.4%
Wal-Mart Stores, Inc..........               518,000   $ 23,828,000

RETAIL (SPECIALTY)--0.8%
Staples, Inc.(b)..............               466,275     13,988,250

SERVICES (COMMERCIAL & CONSUMER)--0.3%
ServiceMaster Co. (The).......               246,600      4,685,400

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.9%
AirTouch Communications,
Inc.(b).......................               160,000     14,940,000

TELECOMMUNICATIONS (LONG DISTANCE)--3.6%
AT&T Corp.....................               798,034     40,300,717
MCI WorldCom, Inc.(b).........               253,399     20,826,266
                                                       ------------
                                                         61,126,983
                                                       ------------

TELEPHONE--0.9%
SBC Communications, Inc.......               262,300     14,688,800

WASTE MANAGEMENT--1.6%
Waste Management, Inc.........               473,100     26,730,150
-------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $718,652,297)                          963,319,460
-------------------------------------------------------------------

FOREIGN COMMON STOCKS--2.3%

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.6%
Elan Corp. PLC Sponsored ADR
(Ireland)(b)..................               189,800      9,774,700

OIL (INTERNATIONAL INTEGRATED)--1.7%
BP Amoco PLC Sponsored ADR
(United Kingdom)..............               258,893     29,303,451
-------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $33,717,741)                            39,078,151
-------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--99.0%
(IDENTIFIED COST $1,403,315,454)                       1,655,016,184
-------------------------------------------------------------------

14                     See Notes to Financial Statements

PHOENIX-GOODWIN BALANCED FUND

                                STANDARD      PAR
                                & POOR'S     VALUE
                                 RATING      (000)        VALUE
                                ---------  ---------   ------------

SHORT-TERM OBLIGATIONS--0.8%

COMMERCIAL PAPER--0.8%
Ciesco L.P. 4.93%, 5/3/99.....     A-1+       $   8,460   $  8,457,683
General Electric Capital Corp.
4.75%, 5/6/99.................     A-1+             155        154,898

General Electric Capital Corp.
4.82%, 5/6/99.................     A-1+           2,630      2,628,239

Private Export Funding Corp.
4.80%, 6/16/99................     A-1+           2,500      2,485,239
                                                          ------------
                                                            13,726,059
                                                          ------------
----------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $13,725,487)                               13,726,059
----------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $1,417,040,941)                             1,668,742,243(a)
Cash and receivables, less liabilities--0.2%                     2,536,097
                                                          ----------------
NET ASSETS--100.0%                                        $  1,671,278,340
                                                          ----------------
                                                          ----------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $272,777,373 and gross depreciation of $22,591,748 for federal income tax purposes. At April 30, 1999, the aggregate cost of securities for federal income tax purpose was $1,418,556,618.
(b)  Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1999, these securities amounted to a value of $96,954,659 or 5.8% of net assets.
(d)  As rated by Moody's, Fitch or Duff & Phelps.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements

PHOENIX-GOODWIN BALANCED FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $1,417,040,941)                            $1,668,742,243
Cash                                                                  21,859
Receivables
  Interest and dividends                                           8,292,399
  Investment securities sold                                       5,088,680
  Fund shares sold                                                   258,782
Prepaid expenses                                                      38,087
                                                              --------------
    Total assets                                               1,682,442,050
                                                              --------------
LIABILITIES
Payables
  Investments securities purchased                                 7,899,304
  Fund shares repurchased                                          1,324,250
  Investment advisory fee                                            742,645
  Transfer agent fee                                                 501,433
  Distribution fee                                                   374,493
  Financial agent fee                                                 30,359
  Trustees' fee                                                        3,846
Accrued expenses                                                     287,380
                                                              --------------
    Total liabilities                                             11,163,710
                                                              --------------
NET ASSETS                                                    $1,671,278,340
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $1,314,432,582
Undistributed net investment income                                4,154,057
Accumulated net realized gain                                    100,990,399
Net unrealized appreciation                                      251,701,302
                                                              --------------
NET ASSETS                                                    $1,671,278,340
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $1,633,385,187)             92,885,372
Net asset value per share                                             $17.58
Offering price per share $17.58/(1-4.75%)                             $18.46
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $37,893,153)                 2,161,165
Net asset value and offering price per share                          $17.53

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $  21,421,627
Dividends                                                         3,944,868
Security lending                                                    127,569
Foreign taxes withheld                                              (17,346)
                                                              -------------
    Total investment income                                      25,476,718
                                                              -------------
EXPENSES
Investment advisory fee                                           4,413,358
Distribution fee, Class A                                         2,037,787
Distribution fee, Class B                                           179,677
Financial agent fee                                                 224,014
Transfer agent                                                    1,146,692
Printing                                                             53,407
Custodian                                                            48,345
Professional                                                         25,970
Trustees                                                              7,174
Miscellaneous                                                        18,757
                                                              -------------
    Total expenses                                                8,155,181
                                                              -------------
NET INVESTMENT INCOME                                            17,321,537
                                                              -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                 103,453,339
Net change in unrealized appreciation (depreciation) on
  investments                                                    86,909,508
                                                              -------------
NET GAIN ON INVESTMENTS                                         190,362,847
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 207,684,384
                                                              -------------
                                                              -------------

16                     See Notes to Financial Statements

PHOENIX-GOODWIN BALANCED FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                            Six Months
                                               Ended
                                              4/30/99         Year Ended
                                            (Unaudited)        10/31/98
                                          ---------------   ---------------
FROM OPERATIONS
  Net investment income (loss)            $    17,321,537   $    40,274,583
  Net realized gain (loss)                    103,453,339        66,036,415
  Net change in unrealized appreciation
    (depreciation)                             86,909,508        40,037,609
                                          ---------------   ---------------
  INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                207,684,384       146,348,607
                                          ---------------   ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A              (19,577,885)      (38,891,099)
  Net investment income, Class B                 (308,575)         (547,088)
  Net realized gains, Class A                 (59,145,470)     (250,194,981)
  Net realized gains, Class B                  (1,279,772)       (4,587,560)
                                          ---------------   ---------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS             (80,311,702)     (294,220,728)
                                          ---------------   ---------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (2,029,999 and 4,154,476 shares,
    respectively)                              35,158,133        68,017,312
  Net asset value of shares issued from
    reinvestment of distributions
    (4,331,556 and 17,381,042 shares,
    respectively)                              72,847,163       266,854,723
  Cost of shares repurchased (8,511,115
    and 20,727,390 shares, respectively)     (147,796,390)     (343,685,337)
                                          ---------------   ---------------
Total                                         (39,791,094)       (8,813,302)
                                          ---------------   ---------------
CLASS B
  Proceeds from sales of shares (230,425
    and 375,257 shares, respectively)           3,988,419         6,251,773
  Net asset value of shares issued from
    reinvestment of distributions
    (87,430 and 309,117 shares,
    respectively)                               1,466,660         4,734,129
  Cost of shares repurchased (186,325
    and 329,841 shares, respectively)          (3,221,366)       (5,437,703)
                                          ---------------   ---------------
Total                                           2,233,713         5,548,199
                                          ---------------   ---------------
  DECREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS                              (37,557,381)       (3,265,103)
                                          ---------------   ---------------
  NET INCREASE (DECREASE) IN NET ASSETS        89,815,301      (151,137,224)
NET ASSETS
  Beginning of period                       1,581,463,039     1,732,600,263
                                          ---------------   ---------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $4,154,057 AND $6,718,980,
    RESPECTIVELY]                         $ 1,671,278,340   $ 1,581,463,039
                                          ---------------   ---------------
                                          ---------------   ---------------

                       See Notes to Financial Statements                      17

PHOENIX-GOODWIN BALANCED FUND

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS A
                                       ----------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                              YEAR ENDED OCTOBER 31
                                        4/30/99      --------------------------------------------------------------------
                                       (UNAUDITED)         1998          1997          1996          1995            1994
Net asset value, beginning of period   $   16.29     $    18.07    $    17.56    $    17.04    $    15.23    $      16.64
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)              0.18           0.42          0.48          0.48          0.52            0.48
  Net realized and unrealized gain
    (loss)                                  1.95           0.90          2.38          1.46          1.80           (1.01)
                                       ----------         -----         -----         -----         -----           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                          2.13           1.32          2.86          1.94          2.32           (0.53)
                                       ----------         -----         -----         -----         -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                 (0.21)         (0.40)        (0.48)        (0.49)        (0.51)          (0.49)
  Dividends from net realized gains        (0.63)         (2.70)        (1.87)        (0.93)           --           (0.39)
                                       ----------         -----         -----         -----         -----           -----
      TOTAL DISTRIBUTIONS                  (0.84)         (3.10)        (2.35)        (1.42)        (0.51)          (0.88)
                                       ----------         -----         -----         -----         -----           -----
Change in net asset value                   1.29          (1.78)         0.51          0.52          1.81           (1.41)
                                       ----------         -----         -----         -----         -----           -----
NET ASSET VALUE, END OF PERIOD         $   17.58     $    16.29    $    18.07    $    17.56    $    17.04    $      15.23
                                       ----------         -----         -----         -----         -----           -----
                                       ----------         -----         -----         -----         -----           -----
Total return(1)                            13.34%(3)       8.68%        18.04%        12.03%        15.52%          (3.28)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                        $1,633,385    $1,548,475    $1,702,385    $1,897,306    $2,345,440      $2,601,808

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        0.96%(2)       0.97%         0.98%         1.01%         1.02%           0.96%
  Net investment income                     2.10%(2)       2.41%         2.65%         2.74%         3.27%           3.03%
Portfolio turnover                            44%(3)        138%          206%          191%          197%            159%

                                                                            CLASS B
                                       ----------------------------------------------------------------------------------
                                       SIX MONTHS                                                                FROM
                                         ENDED                      YEAR ENDED OCTOBER 31                     INCEPTION
                                        4/30/99      ----------------------------------------------------     7/15/94 TO
                                       (UNAUDITED)         1998          1997          1996          1995      10/31/94
Net asset value, beginning of period   $   16.25     $    18.04    $    17.54    $    17.01    $    15.23    $      15.27
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)              0.12           0.30          0.35          0.35          0.40            0.09
  Net realized and unrealized gain
    (loss)                                  1.94           0.90          2.37          1.47          1.80           (0.04)
                                       ----------         -----         -----         -----         -----           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                          2.06           1.20          2.72          1.82          2.20            0.05
                                       ----------         -----         -----         -----         -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                 (0.15)         (0.29)        (0.35)        (0.36)        (0.42)          (0.09)
  Dividends from net realized gains        (0.63)         (2.70)        (1.87)        (0.93)           --              --
                                       ----------         -----         -----         -----         -----           -----
      TOTAL DISTRIBUTIONS                  (0.78)         (2.99)        (2.22)        (1.29)        (0.42)          (0.09)
                                       ----------         -----         -----         -----         -----           -----
Change in net asset value                   1.28          (1.79)         0.50          0.53          1.78           (0.04)
                                       ----------         -----         -----         -----         -----           -----
NET ASSET VALUE, END OF PERIOD         $   17.53     $    16.25    $    18.04    $    17.54    $    17.01    $      15.23
                                       ----------         -----         -----         -----         -----           -----
                                       ----------         -----         -----         -----         -----           -----
Total return(1)                            12.92%(3)       7.91%        17.13%        11.24%        14.68%          (0.34)%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                          $37,893        $32,988       $30,216       $26,209       $16,971          $4,629

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        1.71%(2)       1.72%         1.73%         1.76%         1.78%           1.65%(2)
  Net investment income                     1.35%(2)       1.66%         1.90%         1.96%         2.46%           2.36%(2)
Portfolio turnover                            44%(3)        138%          206%          191%          197%            159%(3)

(1)  Maximum sales load is not reflected in the total return calculation.
(2)  Annualized.
(3)  Not annualized.

18                     See Notes to Financial Statements

PHOENIX-GOODWIN GROWTH FUND

                         INVESTMENTS AT APRIL 30, 1999
                                  (UNAUDITED)

                                                       SHARES          VALUE
                                                     -----------   -------------
COMMON STOCKS--93.3%
BANKS (MAJOR REGIONAL)--3.8%
Mellon Bank Corp........................                 306,500   $  22,776,781
Wells Fargo Co..........................               1,988,900      85,895,619
                                                                   -------------
                                                                     108,672,400
                                                                   -------------
BROADCASTING (TELEVISION, RADIO & CABLE)--3.3%
AT&T Corp.- Liberty Media Group Class
A(b)....................................                 739,200      47,216,400
CBS Corp.(b)............................                 608,500      27,724,781
Clear Channel Communications, Inc.(b)...                 277,800      19,307,100
                                                                   -------------
                                                                      94,248,281
                                                                   -------------
COMMUNICATIONS EQUIPMENT--3.3%
Lucent Technologies, Inc................                 980,000      58,922,500
Tellabs, Inc.(b)........................                 334,300      36,626,744
                                                                   -------------
                                                                      95,549,244
                                                                   -------------
COMPUTERS (HARDWARE)--7.8%
Dell Computer Corp.(b)..................               1,073,300      44,206,544
International Business Machines Corp....                 551,800     115,429,662
Sun Microsystems, Inc.(b)...............               1,056,200      63,173,962
                                                                   -------------
                                                                     222,810,168
                                                                   -------------
COMPUTERS (NETWORKING)--3.1%
Cisco Systems, Inc.(b)..................                 778,100      88,752,031
COMPUTERS (PERIPHERALS)--1.8%
EMC Corp.(b)............................                 476,400      51,897,825
COMPUTERS (SOFTWARE & SERVICES)--7.9%
America Online, Inc.(b).................                 374,200      53,417,050
BMC Software, Inc.(b)...................                 281,300      12,113,481
Compuware Corp.(b)......................                 761,300      18,556,687
Microsoft Corp.(b)......................               1,544,800     125,611,550
Yahoo!, Inc.(b).........................                  85,600      14,953,250
                                                                   -------------
                                                                     224,652,018
                                                                   -------------
CONSUMER FINANCE--2.0%
Capital One Financial Corp..............                 321,400      55,823,162
DISTRIBUTORS (FOOD & HEALTH)--1.2%
Cardinal Health, Inc....................                 588,750      35,214,609
ELECTRICAL EQUIPMENT--2.8%
General Electric Co.....................                 758,100      79,979,550
ELECTRONICS (SEMICONDUCTORS)--5.2%
Intel Corp..............................               1,508,400      92,295,225

                                                       SHARES          VALUE
                                                     -----------   -------------
ELECTRONICS (SEMICONDUCTORS)--CONTINUED
Texas Instruments, Inc..................                 555,000   $  56,679,375
                                                                   -------------
                                                                     148,974,600
                                                                   -------------
FINANCIAL (DIVERSIFIED)--6.9%
American Express Co.....................                 108,000      14,114,250
Citigroup, Inc..........................               1,059,050      79,693,512
Freddie Mac.............................                 481,600      30,220,400
Morgan Stanley Dean Witter & Co.........                 724,500      71,861,344
                                                                   -------------
                                                                     195,889,506
                                                                   -------------
HEALTH CARE (DIVERSIFIED)--3.0%
American Home Products Corp.............                 448,400      27,352,400
Bristol-Myers Squibb Co.................                 941,500      59,844,094
                                                                   -------------
                                                                      87,196,494
                                                                   -------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--6.6%
Merck & Co., Inc........................                 585,000      41,096,250
Pfizer, Inc.............................                 841,000      96,767,562
Schering-Plough Corp....................               1,065,200      51,462,475
                                                                   -------------
                                                                     189,326,287
                                                                   -------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.3%
Guidant Corp.(b)........................                 159,300       8,552,419
Medtronic, Inc..........................                 810,000      58,269,375
                                                                   -------------
                                                                      66,821,794
                                                                   -------------
HOUSEHOLD PRODUCTS (NON-DURABLES)--2.1%
Procter & Gamble Co. (The)..............                 638,100      59,861,756
INSURANCE (MULTI-LINE)--2.1%
American International Group, Inc.......                 500,000      58,718,750
INVESTMENT BANKING/BROKERAGE--1.1%
Merrill Lynch & Co., Inc................                 390,000      32,735,625
LODGING-HOTELS--1.0%
Carnival Corp...........................                 663,600      27,373,500
MANUFACTURING (DIVERSIFIED)--2.8%
Tyco International Ltd..................                 995,800      80,908,750
OIL & GAS (DRILLING & EQUIPMENT)--0.6%
Schlumberger Ltd........................                 251,700      16,077,338
PERSONAL CARE--1.5%
Gillette Co. (The)......................                 805,400      42,031,813
RESTAURANTS--1.0%
McDonald's Corp.........................                 645,000      27,331,875

                       See Notes to Financial Statements                      19

PHOENIX-GOODWIN GROWTH FUND

                                                       SHARES          VALUE
                                                     -----------   -------------
RETAIL (BUILDING SUPPLIES)--2.8%
Home Depot, Inc. (The)..................                 891,000   $  53,404,313
Lowe's Companies, Inc...................                 505,000      26,638,750
                                                                   -------------
                                                                      80,043,063
                                                                   -------------
RETAIL (DRUG STORES)--1.1%
Walgreen Co.............................               1,190,000      31,981,250
RETAIL (FOOD CHAINS)--2.7%
Meyer (Fred), Inc.(b)...................               1,079,780      58,443,093
Safeway, Inc.(b)........................                 372,200      20,075,538
                                                                   -------------
                                                                      78,518,631
                                                                   -------------
RETAIL (GENERAL MERCHANDISE)--4.3%
Dayton Hudson Corp......................                 430,000      28,944,375
Wal-Mart Stores, Inc....................               2,019,200      92,883,200
                                                                   -------------
                                                                     121,827,575
                                                                   -------------
RETAIL (SPECIALTY)--1.3%
Staples, Inc.(b)........................               1,274,400      38,232,000
SERVICES (ADVERTISING/MARKETING)--0.4%
Interpublic Group of Companies, Inc.
(The)...................................                 159,400      12,363,463
TELECOMMUNICATIONS (LONG DISTANCE)--7.5%
AT&T Corp...............................               1,920,997      97,010,349
MCI WorldCom, Inc.(b)...................               1,416,535     116,421,470
                                                                   -------------
                                                                     213,431,819
                                                                   -------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $2,053,222,381)                                   2,667,245,177
--------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS --93.3%
(IDENTIFIED COST $2,053,222,381)                                   2,667,245,177
--------------------------------------------------------------------------------

                                           STANDARD         PAR
                                           & POOR'S        VALUE
                                            RATING         (000)
                                          -----------   -----------
MEDIUM-TERM NOTES--0.1%
Associates Corporation of North America
5.65%, 6/15/99..........................      AA-       $     2,000       2,001,216
-----------------------------------------------------------------------------------
TOTAL MEDIUM-TERM NOTES
(IDENTIFIED COST $1,999,575)                                              2,001,216
-----------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--6.9%
COMMERCIAL PAPER--4.3%
Ciesco L.P. 4.75%, 5/3/99...............     A-1+            25,000      24,993,403

                                           STANDARD         PAR
                                           & POOR'S        VALUE
                                            RATING         (000)          VALUE
                                          -----------   -----------   -------------
COMMERCIAL PAPER--CONTINUED
Ciesco L.P. 4.93%, 5/3/99...............     A-1+       $     6,355   $   6,353,259
Enterprise Funding Corp. 4.98%,
5/3/99..................................      A-1               350         349,903

Enterprise Funding Corp. 5.95%,
5/3/99..................................      A-1               350         349,904

Preferred Receivables Funding Corp.
4.82%, 5/3/99...........................      A-1             4,020       4,018,924

Merrill Lynch & Co., Inc. 4.85%,
5/4/99..................................     A-1+             5,000       4,997,979

Pitney Bowes Credit Corp. 4.72%,
5/5/99..................................      A-1            30,000      29,984,267

Ford Motor Credit Co. 4.83%, 5/6/99.....      A-1             3,450       3,447,686
General Electric Capital Corp. 4.77%,
5/6/99..................................     A-1+             4,390       4,387,092

Cargill, Inc. 4.85%, 5/7/99.............     A-1+             5,000       4,995,958
Enterprise Funding Corp. 4.82%,
5/11/99.................................      A-1             4,860       4,853,493

Abbott Laboratories 4.75%, 5/18/99......     A-1+             4,285       4,275,388
Albertson's. Inc. 4.77%, 5/18/99........      A-1            20,000      19,954,950
Donnelley (R.R.) & Sons Co. 4.79%,
5/24/99.................................      A-1            10,000       9,969,397
                                                                      -------------
                                                                        122,931,603
                                                                      -------------
FEDERAL AGENCY SECURITIES--2.6%
FHLB Discount Corp. 4.67%, 5/7/99....................        31,500      31,475,482
FMC Discount Note 4.68%, 5/12/99.....................        20,000      19,971,400
FHLB Discount Corp. 4.67%, 5/14/99...................        11,071      11,052,330
FMC Discount Note 4.71%, 5/17/99.....................         5,950       5,937,545
FMC Discount Note 4.69%, 5/20/99.....................         6,472       6,455,980
                                                                      -------------
                                                                         74,892,737
                                                                      -------------
-----------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $197,824,340)                                          197,824,340
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $2,253,046,296)                                         2,867,070,733(a)
Cash and receivables, less liabilities--(0.3%)                              (9,288,700)
                                                                      ----------------
NET ASSETS--100.0%                                                    $  2,857,782,033
                                                                      ----------------
                                                                      ----------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $650,094,348 and gross depreciation of $37,380,640 for federal income tax purposes. At April 30, 1999, the aggregate cost of securities for federal income tax purposes was $2,254,357,025.
(b)  Non-income producing.

20
                       See Notes to Financial Statements

PHOENIX-GOODWIN GROWTH FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $2,253,046,296)                            $2,867,070,733
Cash                                                               4,410,044
Receivables
  Dividends and interest                                           1,667,663
  Fund shares sold                                                   864,291
Prepaid expenses                                                      62,236
                                                              --------------
    Total assets                                               2,874,074,967
                                                              --------------

LIABILITIES
Payables
  Investment securities purchased                                  6,769,681
  Fund shares repurchased                                          6,089,984
  Investment advisory fee                                          1,578,645
  Transfer agent fee                                                 681,143
  Distribution fee                                                   664,583
  Financial agent fee                                                 48,657
  Trustees' fees                                                       3,847
Accrued expenses                                                     456,394
                                                              --------------
    Total liabilities                                             16,292,934
                                                              --------------
NET ASSETS                                                    $2,857,782,033
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $1,896,217,135
Undistributed net investment loss                                 (3,186,476)
Accumulated net realized gain                                    350,726,937
Net unrealized appreciation                                      614,024,437
                                                              --------------
NET ASSETS                                                    $2,857,782,033
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $2,762,808,183)            100,184,722
Net asset value per share                                             $27.58
Offering price per share $27.58/(1-4.75%)                             $28.96
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $94,973,850)                 3,542,005
Net asset value and offering price per share                          $26.81

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $ 10,522,884
Interest                                                         1,561,531
Security lending                                                    87,726
                                                              ------------
    Total investment income                                     12,172,141
                                                              ------------

EXPENSES
Investment advisory fee                                          9,172,949
Distribution fee, Class A                                        3,401,552
Distribution fee, Class B                                          442,315
Financial agent fee                                                308,862
Transfer agent                                                   1,655,614
Printing                                                           206,382
Custodian                                                           76,521
Registration                                                        38,284
Professional                                                        35,593
Trustees                                                             8,297
Miscellaneous                                                       13,881
                                                              ------------
    Total expenses                                              15,360,250
    Custodian fees paid indirectly                                  (1,633)
                                                              ------------
    Net expenses                                                15,358,617
                                                              ------------
NET INVESTMENT LOSS                                             (3,186,476)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                353,178,218
Net change in unrealized appreciation (depreciation) on
  investments                                                  166,963,458
                                                              ------------
NET GAIN ON INVESTMENTS                                        520,141,676
                                                              ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $516,955,200
                                                              ------------
                                                              ------------

                       See Notes to Financial Statements                      21

PHOENIX-GOODWIN GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                            Six Months
                                               Ended
                                              4/30/99         Year Ended
                                            (Unaudited)        10/31/98
                                          ---------------   ---------------
FROM OPERATIONS
  Net investment income (loss)            $    (3,186,476)  $    (6,323,768)
  Net realized gain (loss)                    353,178,218       240,243,310
  Net change in unrealized appreciation
    (depreciation)                            166,963,458        75,013,694
                                          ---------------   ---------------
  INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                516,955,200       308,933,236
                                          ---------------   ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                (230,029,485)     (489,479,916)
  Net realized gains, Class B                  (7,477,186)      (13,875,674)
                                          ---------------   ---------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS            (237,506,671)     (503,355,590)
                                          ---------------   ---------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (4,794,252 and 15,305,754 shares,
    respectively)                             129,570,845       379,717,014
  Net asset value of shares issued from
    reinvestment of distributions
    (8,345,619 and 20,640,114 shares,
    respectively)                             213,732,510       454,706,097
  Cost of shares repurchased (10,513,207
    and 28,881,261 shares, respectively)     (286,106,484)     (730,281,016)
                                          ---------------   ---------------
Total                                          57,196,871       104,142,095
                                          ---------------   ---------------
CLASS B
  Proceeds from sales of shares (471,811
    and 825,152 shares, respectively)          12,529,745        20,213,833
  Net asset value of shares issued from
    reinvestment of distributions
    (276,169 and 585,412 shares,
    respectively)                               6,893,198        12,698,430
  Cost of shares repurchased (322,597
    and 766,812 shares, respectively)          (8,563,275)      (18,666,026)
                                          ---------------   ---------------
Total                                          10,859,668        14,246,237
                                          ---------------   ---------------
  INCREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS                               68,056,539       118,388,332
                                          ---------------   ---------------
  NET INCREASE (DECREASE) IN NET ASSETS       347,505,068       (76,034,022)
NET ASSETS
  Beginning of period                       2,510,276,965     2,586,310,987
                                          ---------------   ---------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($3,186,476) AND $0, RESPECTIVELY]    $ 2,857,782,033   $ 2,510,276,965
                                          ---------------   ---------------
                                          ---------------   ---------------

22                     See Notes to Financial Statements

PHOENIX-GOODWIN GROWTH FUND

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS A
                                     -------------------------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED                                    YEAR ENDED OCTOBER 31
                                       4/30/99          ------------------------------------------------------------------------
                                     (UNAUDITED)              1998           1997           1996           1995             1994
Net asset value, beginning of
  period                             $     24.95        $    27.83     $    26.87     $    24.92     $    21.24     $      21.53
INCOME FROM INVESTMENT
  OPERATIONS(5)
  Net investment income (loss)             (0.03)(4)         (0.06)(4)       0.14(4)        0.20(4)        0.26             0.26
  Net realized and unrealized gain
    (loss)                                  5.05              2.73           5.62           3.63           4.53             0.17
                                     ------------            -----          -----          -----          -----            -----
      TOTAL FROM INVESTMENT
        OPERATIONS                          5.02              2.67           5.76           3.83           4.79             0.43
                                     ------------            -----          -----          -----          -----            -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                    --                --          (0.21)         (0.25)         (0.30)           (0.24)
  Dividends from net realized
    gains                                  (2.39)            (5.55)         (4.59)         (1.63)         (0.81)           (0.48)
                                     ------------            -----          -----          -----          -----            -----
      TOTAL DISTRIBUTIONS                  (2.39)            (5.55)         (4.80)         (1.88)         (1.11)           (0.72)
                                     ------------            -----          -----          -----          -----            -----
Change in net asset value                   2.63             (2.88)          0.96           1.95           3.68            (0.29)
                                     ------------            -----          -----          -----          -----            -----
NET ASSET VALUE, END OF PERIOD       $     27.58        $    24.95     $    27.83     $    26.87     $    24.92     $      21.24
                                     ------------            -----          -----          -----          -----            -----
                                     ------------            -----          -----          -----          -----            -----
Total return(1)                            20.86%(3)         12.26%         24.81%         16.34%         23.91%            2.06%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                       $2,762,808        $2,434,217     $2,518,289     $2,347,471     $2,300,251       $2,140,458

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        1.07%(2)(6)       1.08%          1.10%          1.17%          1.20%            1.19%
  Net investment income (loss)             (0.20)%(2)        (0.22)%         0.53%          0.80%          0.92%            1.22%
Portfolio turnover                            60%(3)           110%           196%           116%           109%             118%

                                                                             CLASS B
                                     ----------------------------------------------------------------------------------------
                                     SIX MONTHS                                                                      FROM
                                       ENDED                           YEAR ENDED OCTOBER 31                      INCEPTION
                                      4/30/99         -------------------------------------------------------     7/15/94 TO
                                     (UNAUDITED)            1998           1997           1996           1995      10/31/94
Net asset value, beginning of
  period                             $   24.40        $    27.51     $    26.63     $    24.74     $    21.19    $      20.48
INCOME FROM INVESTMENT
  OPERATIONS(5)
  Net investment income (loss)           (0.13)(4)         (0.24)(4)      (0.06)(4)         --(4)          --(4)         0.01
  Net realized and unrealized gain
    (loss)                                4.93              2.68           5.57           3.61           4.60            0.70
                                     ----------            -----          -----          -----          -----           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                        4.80              2.44           5.51           3.61           4.60            0.71
                                     ----------            -----          -----          -----          -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  --                --          (0.04)         (0.09)         (0.24)             --
  Dividends from net realized
    gains                                (2.39)            (5.55)         (4.59)         (1.63)         (0.81)             --
                                     ----------            -----          -----          -----          -----           -----
      TOTAL DISTRIBUTIONS                (2.39)            (5.55)         (4.63)         (1.72)         (1.05)             --
                                     ----------            -----          -----          -----          -----           -----
Change in net asset value                 2.41             (3.11)          0.88           1.89           3.55            0.71
                                     ----------            -----          -----          -----          -----           -----
NET ASSET VALUE, END OF PERIOD       $   26.81        $    24.40     $    27.51     $    26.63     $    24.74    $      21.19
                                     ----------            -----          -----          -----          -----           -----
                                     ----------            -----          -----          -----          -----           -----
Total return(1)                          20.40%(3)         11.41%         23.89%         15.48%         23.02%           3.47%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                        $94,974           $76,060        $68,022        $45,326        $20,111          $2,966

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      1.82%(2)(6)       1.83%          1.85%          1.93%          1.97%           1.87%(2)
  Net investment income (loss)           (0.95)%(2)        (0.97)%        (0.25)%         0.01%          0.01%           0.32%(2)
Portfolio turnover                          60%(3)           110%           196%           116%           109%            118%(3)

(1)  Maximum sales load is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.

(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the time of share purchases and redemptions.
(6) For the six months ended April 30, 1999, the ratio of operating expenses to average net assets exclude the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

PHOENIX-GOODWIN HIGH YIELD FUND

                         INVESTMENTS AT APRIL 30, 1999
                                  (UNAUDITED)

                                                           PAR
                                            MOODY'S       VALUE
                                            RATING        (000)         VALUE
                                          -----------   ----------   ------------
CORPORATE BONDS--65.1%

AUTO PARTS & EQUIPMENT--0.8%
Cambridge Industries, Inc. Series B
10.25%, 7/15/07.........................       B        $    5,000   $  4,350,000
BROADCASTING (TELEVISION, RADIO & CABLE)--7.5%
Adelphia Communications Corp. 144A
8.375%, 2/1/08(b).......................       B             4,150      4,274,500

CBS Radio, Inc. 11.375%, 1/15/09........      Ba             5,002      5,852,097
CSC Holdings, Inc. 7.625%, 7/15/18......      Ba             4,000      4,025,000
Century Communications Corp. Series B
0%, 1/15/08.............................      Ba             9,000      4,320,000
Fox/Liberty Networks LLC 8.875%,
8/15/07.................................       B             5,000      5,475,000

Poland Communications, Inc. Series B
9.875%, 11/1/03.........................       B            12,200     11,544,250

United International Holdings, Inc.
Series B 0%, 2/15/08(d).................       B             8,000      5,380,000
                                                                     ------------
                                                                       40,870,847
                                                                     ------------

BUILDING MATERIALS--1.3%
K.Hovnanian Enterprises, Inc. 9.125%,
5/1/09..................................      Ba             4,000      4,020,000

Nortek, Inc. Series B 9.125%, 9/1/07....       B             3,000      3,142,500
                                                                     ------------
                                                                        7,162,500
                                                                     ------------
COMMUNICATIONS EQUIPMENT--5.2%
Metromedia Fiber Network, Inc. 144A 10%,
11/15/08(b).............................       B             3,880      4,209,800

Park N View, Inc. Series B 13%,
5/15/08.................................       B             4,000      1,820,000
Rhythms NetConnections, Inc. 144A
12.75%, 4/15/09(b)......................      NR             1,500      1,500,000

Splitrock Services, Inc. Series B
11.75%, 7/15/08.........................      NR             9,000      9,157,500

                                                           PAR
                                            MOODY'S       VALUE
                                            RATING        (000)         VALUE
                                          -----------   ----------   ------------
COMMUNICATIONS EQUIPMENT--CONTINUED

Stellex Industries, Inc. Series B 9.50%,
11/1/07.................................      Caa       $    8,500   $  7,756,250

TeleCorp PCS, Inc. 144A 0%,
4/15/09(b)(d)...........................       B             7,000      3,955,000
                                                                     ------------
                                                                       28,398,550
                                                                     ------------

COMPUTERS (SOFTWARE & SERVICES)--5.6%
Anacomp, Inc. Series B 10.875%, 4/1/04..       B             5,200      5,473,000
Anacomp, Inc. Series D 10.875%, 4/1/04..       B             7,000      7,367,500
ICG Holdings, Inc. 0%, 9/15/05(d).......      NR             9,200      8,395,000
PSINet, Inc. 11.50%, 11/1/08............       B             1,400      1,561,000
PSINet, Inc. Series B 10%, 2/15/05......       B             1,000      1,050,000
WAM!NET, Inc. Series B 0%, 3/1/05(d)....    CCC+(c)         11,000      6,710,000
                                                                     ------------
                                                                       30,556,500
                                                                     ------------

CONTAINERS & PACKAGING (PAPER)--0.6%
Packaging Corporation of America 144A
9.625%, 4/1/09(b).......................       B             3,000      3,127,500

CONTAINERS (METAL & GLASS)--1.3%
Portola Packaging, Inc. 10.75%,
10/1/05.................................       B             7,000      7,297,500

ELECTRIC COMPANIES--1.0%
CalEnergy Co., Inc. 7.52%, 9/15/08......      Baa            5,000      5,275,000

ENTERTAINMENT--1.1%
SFX Entertainment, Inc. Series B 9.125%,
2/1/08..................................       B             2,500      2,593,750

SFX Entertainment, Inc. 144A 9.125%,
12/1/08(b)..............................       B             3,500      3,631,250
                                                                     ------------
                                                                        6,225,000
                                                                     ------------

FOODS--1.3%
Shoppers Food Warehouse 9.75%,
6/15/04.................................       B             6,500      7,109,375

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--2.1%
Hollywood Casino Corp. 12.75%,
11/1/03.................................       B             3,349      3,683,900

24                     See Notes to Financial Statements

PHOENIX-GOODWIN HIGH YIELD FUND

                                                           PAR
                                            MOODY'S       VALUE
                                            RATING        (000)         VALUE
                                          -----------   ----------   ------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--CONTINUED
Isle of Capri Casinos, Inc. 144A 8.75%,
4/15/09(b)..............................       B        $    3,250   $  3,241,875
Majestic Star Casino LLC 12.75%,
5/15/03.................................       B             4,000      4,495,000
                                                                     ------------
                                                                       11,420,775
                                                                     ------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--1.6%
Global Health Sciences, Inc. 11%,
5/1/08..................................      Caa            6,900      4,416,000

Schein Pharmaceutical, Inc. 8.001%,
12/15/04(d).............................       B             4,800      4,488,000
                                                                     ------------
                                                                        8,904,000
                                                                     ------------

HOMEBUILDING--0.5%
Beazer Homes USA, Inc. 9%, 3/1/04.......      Ba             3,000      3,007,500
INSURANCE (MULTI-LINE)--0.7%
Willis Corroon Corp. 144A 9%,
2/1/09(b)...............................      Ba             4,000      4,070,000

LEISURE TIME (PRODUCTS)--1.2%
Bally Total Fitness Holding Corp. 144A
9.875%, 10/15/07(b).....................       B             3,400      3,489,250
Bally Total Fitness Holding Corp. Series
B 9.875%, 10/15/07......................       B             3,300      3,386,625
                                                                     ------------
                                                                        6,875,875
                                                                     ------------

MANUFACTURING (DIVERSIFIED)--0.7%
Polymer Group, Inc. Series B 8.75%,
3/1/08..................................       B             4,000      4,070,000

METALS MINING--0.1%
NSM Steel Ltd. Sr. 144A 12%, 2/1/06(b)..      Caa              975        197,438
NSM Steel Ltd. Sub. 144A 12.25%,
2/1/08(b)(e)(f).........................      Ca             7,500        375,000
                                                                     ------------
                                                                          572,438
                                                                     ------------

OIL & GAS (EXPLORATION & PRODUCTION)--3.2%
Bellwether Exploration Co. 10.875%,
4/1/07..................................       B             8,000      7,200,000
Benton Oil & Gas Co. 11.625%, 5/1/03....       B             9,800      6,566,000
Benton Oil & Gas Co. 9.375%, 11/1/07....       B             2,750      1,842,500

                                                           PAR
                                            MOODY'S       VALUE
                                            RATING        (000)         VALUE
                                          -----------   ----------   ------------
OIL & GAS (EXPLORATION & PRODUCTION)--CONTINUED
Lomak Petroleum, Inc. 8.75%, 1/15/07....       B        $    2,000   $  1,680,000
                                                                     ------------
                                                                       17,288,500
                                                                     ------------

OIL (DOMESTIC INTEGRATED)--1.0%
RBF Finance Co. 144A 11.375%,
3/15/09(b)..............................      Ba             5,000      5,275,000

PAPER & FOREST PRODUCTS--1.4%
Buckeye Technologies, Inc. 8%,
10/15/10................................      Ba             7,365      7,475,475

PERSONAL CARE--1.4%
Revlon Consumer Products Corp. 9%,
11/1/06.................................       B             3,000      3,067,500

Revlon Consumer Products Corp. 8.625%,
2/1/08..................................       B             4,650      4,475,625
                                                                     ------------
                                                                        7,543,125
                                                                     ------------

PUBLISHING--1.6%
American Lawyer Media, Inc. Series B
9.75%, 12/15/07.........................       B             3,250      3,388,125

Charter Communications Holdings LLC 144A
8.625%, 4/1/09(b).......................       B             5,000      5,137,500
                                                                     ------------
                                                                        8,525,625
                                                                     ------------

RETAIL (HOME SHOPPING)--0.5%
U.S. Office Products Co. 9.75%,
6/15/08.................................      Caa            3,800      2,641,000

RETAIL (SPECIALTY)--0.9%
Musicland Group, Inc. 9%, 6/15/03.......       B             3,900      3,939,000
Musicland Group, Inc. Series B 9.875%,
3/15/08.................................       B             1,000      1,017,500
                                                                     ------------
                                                                        4,956,500
                                                                     ------------

SERVICES (ADVERTISING/MARKETING)--1.3%
Outdoor Communications, Inc. 9.25%,
8/15/07.................................       B             6,500      6,938,750

SERVICES (COMMERCIAL & CONSUMER)--2.8%
Fisher Scientific International, Inc.
9%, 2/1/08..............................       B             4,000      4,055,000

United Rentals, Inc. Series B 9.50%,
6/1/08..................................       B             9,125      9,353,125

                       See Notes to Financial Statements                      25

PHOENIX-GOODWIN HIGH YIELD FUND

                                                           PAR
                                            MOODY'S       VALUE
                                            RATING        (000)         VALUE
                                          -----------   ----------   ------------
SERVICES (COMMERCIAL & CONSUMER)--CONTINUED
United Rentals Inc. 144A 9.25%,
1/15/09(b)..............................       B        $    2,000   $  2,035,000
                                                                     ------------
                                                                       15,443,125
                                                                     ------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.0%
Nextel Commmunications, Inc. 0%,
10/31/07(d).............................       B             7,500      5,775,000

TELECOMMUNICATIONS (LONG DISTANCE)--10.6%
EchoStar DBS Corp. 144A 9.375%,
2/1/09(b)...............................       B             5,000      5,225,000

Global Crossing Holdings Ltd. 9.625%,
5/15/08.................................       B             5,730      6,417,600

IXC Communications, Inc. 9%, 4/15/08....    CCC+(c)          3,000      3,045,000
Interamericas Communications Corp. 14%,
10/27/07................................      NR            12,000      8,220,000

KMC Telecom Holdings, Inc. 0%,
2/15/08(d)..............................      NR             8,000      4,660,000

NTL, Inc. Series A 0%, 4/15/05(d).......       B            12,000     11,535,000
NTL, Inc. Series B, 0%, 2/1/06(d).......       B             1,709      1,506,056
NTL, Inc. Series B 10%, 2/15/07.........       B             8,000      8,660,000
RCN Corp. 0%, 10/15/07(d)...............       B             7,750      5,405,625
RCN Corp. Series B 0%, 2/15/08(d).......       B             5,525      3,625,781
                                                                     ------------
                                                                       58,300,062
                                                                     ------------

TELEPHONE--1.5%
Pathnet, Inc. 12.25%, 4/15/08...........      NR             5,825      3,203,750
Teligent, Inc. 11.50%, 12/1/07..........      Caa            5,000      5,000,000
                                                                     ------------
                                                                        8,203,750
                                                                     ------------
TEXTILES (APPAREL)--1.1%
Collins & Aikman Corp. 11.50%,
4/15/06.................................       B             5,440      5,834,400

TRUCKERS--3.3%
American Commercial Lines LLC Series B
10.25%, 6/30/08.........................       B             6,600      6,814,500
Hvide Marine, Inc. 8.375%, 2/15/08......      Caa            5,500      3,355,000

                                                           PAR
                                            MOODY'S       VALUE
                                            RATING        (000)         VALUE
                                          -----------   ----------   ------------
TRUCKERS--CONTINUED
Sea Containers Ltd. 7.875%, 2/15/08.....      Ba        $    8,000   $  7,880,000
                                                                     ------------
                                                                       18,049,500
                                                                     ------------
WASTE MANAGEMENT--0.9%
Allied Waste North America, Inc. Series
B 7.625%, 1/1/06........................      Ba             5,000      4,900,000
---------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $376,707,109)                                        356,443,172
---------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--2.4%

First Chicago/Lennar Trust 97-CHL1, E
144A 8.053%, 2/28/11(b)(d)..............     B(c)           10,000      7,100,000

Salomon Brothers Mortgage Securities VII
95-C, 1 144A 6.795%, 9/30/08(b)(d)......       B             6,850      6,043,286
---------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $13,058,911)                                          13,143,286
---------------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--2.0%
DOMINICAN REPUBLIC--0.3%
Dominican Republic 6.063%, 8/30/24(d)...     B+(c)           2,500      1,650,000
PANAMA--1.7%
Republic of Panama 8.875%, 9/30/27......      Ba            10,000      9,492,500
---------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $11,509,390)                                          11,142,500
---------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS--22.3%
ARGENTINA--1.4%
Disco SA 9.875%, 5/15/08................      Ba             6,230      5,591,425
Imasac SA 144A 11%, 5/2/05(b)...........       B             3,230      2,277,150
                                                                     ------------
                                                                        7,868,575
                                                                     ------------
BAHAMAS--1.7%
Sun International Hotels Ltd. 9%,
3/15/07.................................      Ba             6,000      6,285,000

Sun International Hotels Ltd. 8.625%,
12/15/07................................      Ba             3,000      3,120,000
                                                                     ------------
                                                                        9,405,000
                                                                     ------------

26                     See Notes to Financial Statements

PHOENIX-GOODWIN HIGH YIELD FUND

                                                           PAR
                                            MOODY'S       VALUE
                                            RATING        (000)         VALUE
                                          -----------   ----------   ------------
BRAZIL--2.3%
Globo Communicacoes e Participacoes SA
RegS 10.50%, 12/20/06...................       B        $    5,000   $  4,050,000

Globo Communicacoes e Participacoes SA
144A 10.625%, 12/5/08(b)................       B             3,500      2,800,000

Localiza Rent a Car 10.25%, 10/1/05.....       B             8,000      6,000,000
                                                                     ------------
                                                                       12,850,000
                                                                     ------------
CANADA--5.7%
Clearnet Communications, Inc. 0%,
12/15/05(d).............................       B             5,000      4,712,500

Clearnet Communications, Inc. 0%,
5/1/09(d)...............................       B             5,500      3,423,750

Cott Corp. 8.50%, 5/1/07................       B             2,000      1,905,000
Hurricane Hydrocarbons Ltd. 144A 11.75%,
11/1/04(b)..............................      Caa            8,000      2,400,000

Imax Corp. 7.875%, 12/1/05..............      Ba             4,000      3,990,000
MetroNet Communications Corp. 12%,
8/15/07.................................       B             4,000      4,750,000
MetroNet Communications Corp. 0%,
6/15/08(d)..............................       B             4,700      3,677,750

Rogers Cantel, Inc. 9.375%, 6/1/08......      Ba             5,500      6,077,500
                                                                     ------------
                                                                       30,936,500
                                                                     ------------

CHINA--0.2%
Greater Beijing First Expressways Ltd.
9.50%, 6/15/07..........................      Ba             1,650        940,500

CYPRUS--1.2%
American Reefer Co. Ltd. 10.25%,
3/1/08..................................       B            10,000      6,300,000
GREECE--2.1%
Eletson Holdings, Inc. 9.25%, 11/15/03..      Ba             2,500      2,412,500
Fage Dairy Industries SA 9%, 2/1/07.....       B            10,000      9,000,000
                                                                     ------------
                                                                       11,412,500
                                                                     ------------

INDONESIA--0.7%
APP Finance II Mauritius Ltd. 12%,
12/29/49(d).............................      Caa            7,900      3,979,625

                                                           PAR
                                            MOODY'S       VALUE
                                            RATING        (000)         VALUE
                                          -----------   ----------   ------------

MEXICO--2.5%
Altos Hornos de Mexico Series B 11.875%,
4/30/04(e)(f)...........................      Caa       $    5,000   $  2,100,000

Copamex Industrias SA Series B 11.375%,
4/30/04.................................      NR             3,000      2,805,000

Innova S de R.L. 12.875%, 4/1/07........       B             5,000      4,400,000
Nacional Financiera SNC EMTN 144A 9.75%,
3/12/02(b)..............................      Ba             4,500      4,574,250
                                                                     ------------
                                                                       13,879,250
                                                                     ------------

NETHERLANDS--1.3%
Netia Holdings BV Series B 0%,
11/1/07(d)..............................       B             9,750      6,922,500

POLAND--0.8%
Poland Telecom Finance Series B 14%,
12/1/07.................................      NR             5,000      4,500,000

UNITED KINGDOM--2.4%
Esprit Telecom Group PLC 11.50%,
12/15/07................................      Caa           10,000     10,975,000

RSL Communications PLC 0%, 3/1/08(d)....       B             3,000      1,965,000
                                                                     ------------
                                                                       12,940,000
                                                                     ------------
---------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $139,772,044)                                        121,934,450
---------------------------------------------------------------------------------

FOREIGN CONVERTIBLE BONDS--0.9%

RUSSIA--0.9%
Lukinter Finance Cv. RegS 3.50%,
5/6/02..................................    CCC-(c)          1,000        675,000

Lukinter Finance Cv. 144A 1%,
11/3/03(b)..............................    CCC-(c)          9,500      4,132,500
---------------------------------------------------------------------------------
TOTAL FOREIGN CONVERTIBLE BONDS
(IDENTIFIED COST $10,439,576)                                           4,807,500
---------------------------------------------------------------------------------

                       See Notes to Financial Statements                      27

PHOENIX-GOODWIN HIGH YIELD FUND

                                                          SHARES        VALUE
                                                        ----------   ------------

PREFERRED STOCKS--2.0%

PAPER & FOREST PRODUCTS--0.7%
SD Warren Co. Pfd. Series B PIK 14%..................      115,000   $  3,752,808

TELECOMMUNICATIONS (LONG DISTANCE)--1.3%
Global Crossing Holdings Ltd. PIK 10.50%.............       62,500      7,250,000
---------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $8,659,400)                                           11,002,808
---------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS--0.2%

BROADCASTING (TELEVISION, RADIO & CABLE)--0.2%
Granite Broadcasting Corp. Cv. Pfd. $1.938...........       30,000      1,185,000
---------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $2,025,000)                                            1,185,000
---------------------------------------------------------------------------------

COMMON STOCKS--0.0%

SPECIALTY PRINTING--0.0%
Sullivan Holdings, Inc. Class C(e)...................           76              0
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $357,881)                                                      0
---------------------------------------------------------------------------------

WARRANTS--0.5%

FirstCom Corp. Warrants(e)...........................      420,000      1,050,000
KMC Telecom Holdings, Inc. 144A Warrants(b)(e).......        8,000          8,000
Loral Space & Communications, Inc. Warrants(e).......        8,000         40,000
Metronet Communications 144A Warrants
(Canada)(b)(e).......................................        4,000        381,548

                                                          SHARES        VALUE
                                                        ----------   ------------
NSM Steel, Inc. 144A Warrants(b)(e)..................    4,748,195   $     47,482
Park N View Warrants(e)..............................        4,000          8,000
Pathnet, Inc. 144A Warrants(b)(e)....................        6,000         60,000
Splitrock Services, Inc. Warrants(e).................        6,000        510,000
WAM!NET, Inc. Warrants(e)............................       33,000        750,750
---------------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $148,190)                                              2,855,780
---------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--95.4%
(IDENTIFIED COST $562,677,501)                                        522,514,496
---------------------------------------------------------------------------------

                                           STANDARD        PAR
                                           & POOR'S       VALUE
                                            RATING        (000)
                                          -----------   ----------

SHORT-TERM OBLIGATIONS--0.7%

COMMERCIAL PAPER--0.7%
Ford Motor Credit Co. 4.84%, 5/4/99.....      A-1       $      480        479,806
Albertson's, Inc. 4.84%, 5/11/99........      A-1            1,005      1,003,649
AlliedSignal, Inc. 4.80%, 6/30/99.......      A-1            2,100      2,083,794
---------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $3,566,655)                                            3,567,249
---------------------------------------------------------------------------------

TOTAL INVESTMENTS--96.1%
(IDENTIFIED COST $566,244,156)                                          526,081,745(a)
Cash and receivables, less liabilities--3.9%                             21,252,913
                                                                     --------------
NET ASSETS--100.0%                                                   $  547,334,658
                                                                     --------------
                                                                     --------------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $23,282,687 and gross depreciation of $63,540,597 for federal income tax purposes. At April 30, 1999, the aggregate cost of securities for federal income taax purposes was $566,339,655.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1999, these securities amounted to a value of $79,568,329 or 14.5% of net assets.
(c)  As rated by Standard & Poor's, Fitch or Duff & Phelps.
(d) Variable or step coupon security; interest rate reflects the rate currently in effect.
(e)  Non-income producing.
(f)  Security in default.

28
                       See Notes to Financial Statements

PHOENIX-GOODWIN HIGH YIELD FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $566,244,156)                              $  526,081,745
Cash                                                                   2,912
Receivables
  Interest and dividends                                          14,802,672
  Fund shares sold                                                11,646,828
  Investment securities sold                                       3,781,763
Prepaid expenses                                                      13,094
                                                              --------------
    Total assets                                                 556,329,014
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  5,439,671
  Fund shares repurchased                                          2,780,144
  Investment advisory fee                                            292,833
  Transfer agent fee                                                 164,860
  Distribution fee                                                   156,304
  Financial agent fee                                                 21,228
  Trustees' fee                                                        3,846
Accrued expenses                                                     135,470
                                                              --------------
    Total liabilities                                              8,994,356
                                                              --------------
NET ASSETS                                                    $  547,334,658
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  671,120,538
Undistributed net investment loss                                    (70,925)
Accumulated net realized loss                                    (83,552,544)
Net unrealized depreciation                                      (40,162,411)
                                                              --------------
NET ASSETS                                                    $  547,334,658
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $476,173,306)               59,514,791
Net asset value per share                                              $8.00
Offering price per share $8.00/(1-4.75%)                               $8.40
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $68,242,888)                 8,576,333
Net asset value and offering price per share                           $7.96
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $2,918,464)                    365,851
Net asset value and offering price per share                           $7.98

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $   28,250,947
Dividends                                                            372,127
                                                              --------------
    Total investment income                                       28,623,074
                                                              --------------
EXPENSES
Investment advisory fee                                            1,739,631
Distribution fee, Class A                                            585,473
Distribution fee, Class B                                            323,614
Distribution fee, Class C                                             10,849
Financial agent fee                                                  160,293
Transfer agent                                                       400,369
Printing                                                              57,090
Professional                                                          17,525
Custodian                                                             14,021
Trustees                                                               8,601
Miscellaneous                                                          6,678
                                                              --------------
    Total expenses                                                 3,324,144
    Custodian fees paid indirectly                                   (12,186)
                                                              --------------
    Net expenses                                                   3,311,958
                                                              --------------
NET INVESTMENT INCOME                                             25,311,116
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                  (19,100,772)
Net change in unrealized appreciation (depreciation) on
  investments                                                     52,022,182
                                                              --------------
NET GAIN ON INVESTMENTS                                           32,921,410
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $   58,232,526
                                                              --------------
                                                              --------------

                       See Notes to Financial Statements                      29

PHOENIX-GOODWIN HIGH YIELD FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                              Ended
                                             4/30/99       Year Ended
                                           (Unaudited)      10/31/98
                                          -------------   -------------
FROM OPERATIONS
  Net investment income (loss)            $  25,311,116   $  54,925,644
  Net realized gain (loss)                  (19,100,772)     (2,965,994)
  Net change in unrealized appreciation
    (depreciation)                           52,022,182     (98,402,826)
                                          -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                58,232,526     (46,443,176)
                                          -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A            (24,586,078)    (48,737,532)
  Net investment income, Class B             (3,232,246)     (5,729,283)
  Net investment income, Class C               (109,576)        (77,895)
                                          -------------   -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (27,927,900)    (54,544,710)
                                          -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (14,525,490 and 14,608,985 shares,
    respectively)                           113,090,361     131,624,797
  Net asset value of shares issued from
    reinvestment of distributions
    (1,786,835 and 2,974,231 shares,
    respectively)                            13,983,577      26,360,963
  Cost of shares repurchased (13,411,028
    and 19,613,171 shares, respectively)   (105,148,588)   (175,549,018)
                                          -------------   -------------
Total                                        21,925,350     (17,563,258)
                                          -------------   -------------
CLASS B
  Proceeds from sales of shares
    (1,757,585 and 4,637,394 shares,
    respectively)                            13,701,768      41,776,158
  Net asset value of shares issued from
    reinvestment of distributions
    (153,765 and 251,098 shares,
    respectively)                             1,197,574       2,210,523
  Cost of shares repurchased (1,447,945
    and 2,529,603 shares, respectively)     (11,286,907)    (22,197,043)
                                          -------------   -------------
Total                                         3,612,435      21,789,638
                                          -------------   -------------
CLASS C
  Proceeds from sales of shares (193,438
    and 276,001 shares, respectively)         1,516,644       2,487,472
  Net asset value of shares issued from
    reinvestment of distributions
    (5,168 and 3,918 shares,
    respectively)                                40,392          33,626
  Cost of shares repurchased (54,092 and
    58,582 shares, respectively)               (419,030)       (495,138)
                                          -------------   -------------
Total                                         1,138,006       2,025,960
                                          -------------   -------------
  INCREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS                             26,675,791       6,252,340
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS      56,980,417     (94,735,546)
NET ASSETS
  Beginning of period                       490,354,241     585,089,787
                                          -------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($70,925) AND $2,545,859,
    RESPECTIVELY]                         $ 547,334,658   $ 490,354,241
                                          -------------   -------------
                                          -------------   -------------

30                     See Notes to Financial Statements

PHOENIX-GOODWIN HIGH YIELD FUND

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS A
                                       -------------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                                 YEAR ENDED OCTOBER 31
                                        4/30/99         --------------------------------------------------------------------
                                       (UNAUDITED)            1998          1997          1996          1995            1994
Net asset value, beginning of period   $    7.55        $     9.09    $     8.63    $     8.17    $     8.11    $       9.11
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)              0.37              0.83          0.80          0.78          0.80            0.76
  Net realized and unrealized gain
    (loss)                                  0.49             (1.56)         0.46          0.46          0.04           (0.97)
                                       ----------            -----         -----         -----         -----           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                          0.86             (0.73)         1.26          1.24          0.84           (0.21)
                                       ----------            -----         -----         -----         -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                 (0.41)            (0.81)        (0.80)        (0.78)        (0.78)          (0.76)
  Tax return of capital                       --                --            --            --            --           (0.03)
                                       ----------            -----         -----         -----         -----           -----
      TOTAL DISTRIBUTIONS                  (0.41)            (0.81)        (0.80)        (0.78)        (0.78)          (0.79)
                                       ----------            -----         -----         -----         -----           -----
Change in net asset value                   0.45             (1.54)         0.46          0.46          0.06           (1.00)
                                       ----------            -----         -----         -----         -----           -----
NET ASSET VALUE, END OF PERIOD         $    8.00        $     7.55    $     9.09    $     8.63    $     8.17    $       8.11
                                       ----------            -----         -----         -----         -----           -----
                                       ----------            -----         -----         -----         -----           -----
Total return(1)                            11.60%(3)         (8.97)%       15.03%        15.95%        11.19%          (2.57)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                         $476,173          $427,659      $532,906      $501,265      $507,855        $531,773

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        1.14%(2)(4)       1.12%         1.11%         1.17%         1.21%           1.19%
  Net investment income                     9.55%(2)          9.13%         8.76%         9.21%        10.01%           9.01%
Portfolio turnover                            44%(3)           103%          167%          162%          147%            222%

(1)  Maximum sales load is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) For the six months ended April 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

PHOENIX-GOODWIN HIGH YIELD FUND

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS B
                                     -------------------------------------------------------------------------------------
                                     SIX MONTHS                                                                   FROM
                                       ENDED                         YEAR ENDED OCTOBER 31                     INCEPTION
                                      4/30/99         ----------------------------------------------------     2/16/94 TO
                                     (UNAUDITED)            1998          1997          1996          1995      10/31/94
Net asset value, beginning of
  period                                 $7.52        $     9.07    $     8.63    $     8.19    $     8.13          $9.38
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)            0.34              0.76          0.73          0.71          0.72           0.54
  Net realized and unrealized gain
    (loss)                                0.49             (1.55)         0.46          0.45          0.07          (1.25)
                                     ----------            -----         -----         -----         -----    ------------
      TOTAL FROM INVESTMENT
        OPERATIONS                        0.83             (0.79)         1.19          1.16          0.79          (0.71)
                                     ----------            -----         -----         -----         -----    ------------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                               (0.39)            (0.76)        (0.75)        (0.72)        (0.73)         (0.52)
  Tax return of capital                     --                --            --            --            --          (0.02)
                                     ----------            -----         -----         -----         -----    ------------
      TOTAL DISTRIBUTIONS                (0.39)            (0.76)        (0.75)        (0.72)        (0.73)         (0.54)
                                     ----------            -----         -----         -----         -----    ------------
Change in net asset value                 0.44             (1.55)         0.44          0.44          0.06          (1.25)
                                     ----------            -----         -----         -----         -----    ------------
NET ASSET VALUE, END OF PERIOD           $7.96        $     7.52    $     9.07    $     8.63    $     8.19          $8.13
                                     ----------            -----         -----         -----         -----    ------------
                                     ----------            -----         -----         -----         -----    ------------
Total return(1)                          11.21%(3)         (9.61)%       14.18%        14.88%        10.44%         (7.67)%(3)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                        $68,243           $61,026       $52,184       $25,595       $12,331         $6,056
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      1.89%(2)(4)       1.88%         1.86%         1.92%         1.97%          1.80%(2)
  Net investment income                   8.78%(2)          8.46%         8.00%         8.47%         9.18%          9.12%(2)
Portfolio turnover                          44%(3)           103%          167%          162%          147%           222%(3)

                                               CLASS C
                                     ---------------------------
                                     SIX MONTHS             FROM
                                       ENDED           INCEPTION
                                      4/30/99         2/27/98 TO
                                     (UNAUDITED)        10/31/98
Net asset value, beginning of
  period                             $    7.54        $    9.31
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)            0.35             0.50
  Net realized and unrealized gain
    (loss)                                0.48            (1.76)
                                         -----            -----
      TOTAL FROM INVESTMENT
        OPERATIONS                        0.83            (1.26)
                                         -----            -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                               (0.39)           (0.51)
  Tax return of capital                     --               --
                                         -----            -----
      TOTAL DISTRIBUTIONS                (0.39)           (0.51)
                                         -----            -----
Change in net asset value                 0.44            (1.77)
                                         -----            -----
NET ASSET VALUE, END OF PERIOD       $    7.98        $    7.54
                                         -----            -----
                                         -----            -----
Total return(1)                          11.20%(3)       (14.09)%(3)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                         $2,918           $1,669
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      1.89%(2)(4)      1.88%(2)
  Net investment income                   8.69%(2)         8.94%(2)
Portfolio turnover                          44%(3)          103%(3)

(1)  Maximum sales load is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) For the six months ended April 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

32
                       See Notes to Financial Statements

PHOENIX-GOODWIN MONEY MARKET FUND

                         INVESTMENTS AT APRIL 30, 1999
                                  (UNAUDITED)

  FACE
 VALUE                                                         INTEREST      RESET
 (000)                  DESCRIPTION                             RATE         DATE          VALUE
--------    ------------------------------------               -------     ---------    ------------
FEDERAL AGENCY SECURITIES--VARIABLE(b)--16.3%
$ 10,500    FFCB (final maturity 7/24/00).......                    5.04%     5/1/99    $ 10,501,460
     403    SBA (final maturity 1/25/21)........                    5.25      5/1/99         402,260
   2,995    SBA (final maturity 3/25/24)........                    5.125     5/1/99       2,993,141
   3,000    SLMA (final maturity 3/7/01)........                    4.717     5/4/99       3,000,000
   1,000    SLMA (final maturity 8/19/99).......                    4.887     5/4/99       1,000,000
   4,000    FNMA (final maturity 9/17/99).......                    4.82     6/17/99       3,999,086
   2,635    SBA (final maturity 10/25/22).......                    5.25      7/1/99       2,631,551
   2,943    SBA (final maturity 2/25/23)........                    5.25      7/1/99       2,943,456
   2,801    SBA (final maturity 2/25/23)........                    5.25      7/1/99       2,801,442
     447    SBA (final maturity 5/25/21)........                    5.25      7/1/99         446,573
   3,510    SBA (final maturity 9/25/23)........                    5.125     7/1/99       3,510,198
----------------------------------------------------------------------------------------------------
                                                                                          34,229,167
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE
----------------------------------------------------------------------------------------------------

                                                   STANDARD
                                                   & POOR'S                MATURITY
                                                    RATING                   DATE
                                                   --------                ---------
COMMERCIAL PAPER--70.9%
  10,000 Corporate Asset Funding Co., Inc......      A-1+           5.00      5/3/99       9,997,222
   2,500 Enterprise Funding Corp...............      A-1            4.81      5/3/99       2,499,332
   1,835 Pitney Bowes Credit Corp..............      A-1+           4.80      5/3/99       1,834,511
   8,040 Pitney Bowes Credit Corp..............      A-1+           5.05      5/3/99       8,037,744
   3,500 Exxon Imperial Funding U.S., Inc......      A-1+           4.82      5/4/99       3,498,594
   2,500 Merrill Lynch & Co., Inc..............      A-1+           4.87      5/4/99       2,498,985
   2,500 AT&T Corp.............................      A-1            4.82      5/5/99       2,498,661
   1,000 American Home Products Corp...........      A-1            4.84      5/5/99         999,462
   3,000 Greenwich Funding Corp................      A-1+           4.90      5/5/99       2,998,367
   5,000 Merrill Lynch & Co., Inc..............      A-1+           4.82      5/6/99       4,996,653
   2,500 Private Export Funding Corp...........      A-1+           4.68      5/6/99       2,498,375

  FACE                                             STANDARD
 VALUE                                             & POOR'S    INTEREST    MATURITY
 (000)                DESCRIPTION                   RATING      RATE         DATE          VALUE
-------- --------------------------------------    --------    -------     ---------    ------------

$  1,682 Enterprise Funding Corp...............      A-1            4.82%     5/7/99    $  1,680,649
   3,000 Kimberly-Clark Corp...................      A-1+           4.79      5/7/99       2,997,605
   2,850 Marsh & McLennan Cos., Inc............      A-1+           4.79      5/7/99       2,847,725
   2,500 Donnelley (R.R.) & Sons Co............      A-1            4.84     5/10/99       2,496,975
     500 Dupont (E.I.) de Nemours & Co.........      A-1+           4.80     5/10/99         499,400
   3,500 Kimberly-Clark Corp...................      A-1+           4.83     5/10/99       3,495,774
   1,225 Preferred Receivables Funding Corp....      A-1            4.82     5/10/99       1,223,524
   3,000 Albertson's, Inc......................      A-1            4.84     5/11/99       2,995,967
   2,500 Ameritech Corp........................      A-1+           4.79     5/11/99       2,496,674
   2,500 Ciesco L.P............................      A-1+           4.80     5/11/99       2,496,667
   3,000 General Electric Capital Corp.........      A-1+           4.84     5/12/99       2,995,563
     415 Asset Securitization Corp.............      A-1+           4.85     5/14/99         414,273
   5,000 Receivables Capital Corp..............      A-1+           4.80     5/14/99       4,991,333
   2,980 Beta Finance, Inc.....................      A-1+           5.01     5/17/99       2,973,365
   2,330 Ciesco L.P............................      A-1+           4.80     5/17/99       2,325,029
   2,670 Lexington Parker Capital Co. LLC......      A-1            4.82     5/18/99       2,663,923
   5,000 AT&T Corp.............................      A-1+           4.79     5/19/99       4,988,025
   1,135 Albertson's, Inc......................      A-1            4.80     5/20/99       1,132,125
   2,045 Lexington Parker Capital Co. LLC......      A-1            4.82     5/20/99       2,039,798
   2,825 Lexington Parker Capital Co. LLC......      A-1            4.82     5/21/99       2,817,435
     500 AlliedSignal, Inc.....................      A-1            4.84     5/24/99         498,454
   5,000 Donnelley (R.R.) & Sons Co............      A-1            4.79     5/24/99       4,984,699
   1,916 Greenwich Funding Corp................      A-1+           4.81     5/24/99       1,910,112
     900 Dupont (E.I.) de Nemours & Co.........      A-1+           4.84     5/25/99         897,096

                       See Notes to Financial Statements                      33

PHOENIX-GOODWIN MONEY MARKET FUND

  FACE                                             STANDARD
 VALUE                                             & POOR'S    INTEREST    MATURITY
 (000)                DESCRIPTION                   RATING      RATE         DATE          VALUE
-------- --------------------------------------    --------    -------     ---------    ------------
$  4,331 Vermont American Corp.................      A-1+           4.80%    5/26/99    $  4,316,563
   3,925 Albertson's, Inc......................      A-1            4.80     5/27/99       3,911,393
   3,000 Private Export Funding Corp...........      A-1+           4.81     5/27/99       2,989,578
   2,000 Shell Oil Co..........................      A-1+           4.80     5/27/99       1,993,067
   3,920 AlliedSignal, Inc.....................      A-1            4.85     5/28/99       3,905,741
     800 Shell Oil Co..........................      A-1+           4.82      6/4/99         796,358
   1,000 Dupont (E.I.) de Nemours & Co.........      A-1+           4.79      6/8/99         994,944
     800 General Electric Capital Corp.........      A-1+           4.82     6/10/99         795,716
     600 General Electric Capital Corp.........      A-1+           4.82     6/11/99         596,706
   1,489 Enterprise Funding Corp...............      A-1            4.82     6/14/99       1,480,228
   3,058 Greenwich Funding Corp................      A-1+           4.82     6/15/99       3,039,576
   1,200 Shell Oil Co..........................      A-1+           4.80     6/25/99       1,191,200
   3,500 AlliedSignal, Inc.....................      A-1            4.80     6/30/99       3,472,000
   2,500 Greenwich Funding Corp................      A-1+           4.84      7/1/99       2,479,497
   4,000 Private Export Funding Corp...........      A-1+           4.80     7/12/99       3,961,600
   1,000 Enterprise Funding Corp...............      A-1            4.84     8/26/99         984,270
   1,625 Lexington Parker Capital Co. LLC......      A-1            4.87      9/3/99       1,597,522
     500 Beta Finance, Inc.....................      A-1+           4.83      9/8/99         491,279
   2,500 Preferred Receivables Funding Corp....      A-1            4.87     9/13/99       2,454,344
   2,500 Preferred Receivables Funding Corp....      A-1            4.85     9/13/99       2,454,531
   1,261 Enterprise Funding Corp...............      A-1            4.87     9/17/99       1,237,289
   2,500 Campbell Soup Co......................      A-1+           4.85     4/13/00       2,382,792
----------------------------------------------------------------------------------------------------
                                                                                         148,746,290
TOTAL COMMERCIAL PAPER
----------------------------------------------------------------------------------------------------

  FACE                                             STANDARD
 VALUE                                             & POOR'S    INTEREST    MATURITY
 (000)                DESCRIPTION                   RATING      RATE         DATE          VALUE
-------- --------------------------------------    --------    -------     ---------    ------------

MEDIUM-TERM NOTES(e)--9.8%
$  2,500 Associates Corporation of North
         America...............................      AA-            4.808%   5/20/99    $  2,498,470
   3,500 General Electric Capital Corp.(c).....      AAA            4.899     6/4/99       3,499,689
   3,500 Associates Corporation of North
         America...............................      AA-            5.65     6/15/99       3,499,256
   1,550 AT&T Corp.............................      AA-            6.58      9/3/99       1,554,709
   1,225 Associates Corporation of North
         America...............................      AA-            6.68     9/17/99       1,232,077
     600 Associates Corporation of North
         America...............................      AA-            6.75    10/15/99         604,863
   2,500 Beta Finance, Inc.....................      AAA            5.35      3/9/00       2,500,000
   2,500 Associates Corporation of North
         America...............................      AA-            9.125     4/1/00       2,586,248
   2,500 Dupont (E.I.) de Nemours & Co.........      AA-            5.079     4/3/00       2,498,449
----------------------------------------------------------------------------------------------------
                                                                                          20,473,761
TOTAL MEDIUM-TERM NOTES
----------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--8.6%
   1,000 Deutsche Bank Financial, Inc..........      AA+            5.67     6/18/99       1,000,608
   3,500 Canadian Imperial Funding Corp........      AA-            6.475    1/24/00       3,536,328
   2,500 Deutsche Bank Financial, Inc..........      AA+            4.97      2/2/00       2,497,530
   2,500 Canadian Imperial Funding Corp........      AA-            5.01      2/7/00       2,499,627
   2,500 Deutsche Bank Financial, Inc..........      AA+            5.10     2/17/00       2,499,422
   2,500 Canadian Imperial Funding Corp........      AA-            5.12     2/23/00       2,499,213
   3,500 ABN AMRO Bank(d)......................       AA            4.88     4/20/00       3,497,998
----------------------------------------------------------------------------------------------------
                                                                                          18,030,726
TOTAL CERTIFICATES OF DEPOSIT
----------------------------------------------------------------------------------------------------

 TOTAL INVESTMENTS--105.6%
 (IDENTIFIED COST $221,479,944)                                                          221,479,944(A)
 ---------------------------------------------------------------------------------------------------
 Cash and receivables, less liabilities--(5.6%)                                          (11,666,263)
                                                                                        ------------
 NET ASSETS--100.0%                                                                     $209,813,681
                                                                                        ------------
                                                                                        ------------

(a) Federal Income Tax Information: At April 30, 1999, the aggregate cost of securities was the same for book and tax purposes.
(b) Variable rate demand notes. The interest rates shown reflect the rates currently in effect.
(c) Variable rate medium term note. The interest rate shown reflects the rate currently in effect.
(d) Variable rate certificate of deposit. The interest rate shown reflects the rate currently in effect. The next reset date is 7/20/99.
(e)  The interest rate shown is the coupon rate.

34
                       See Notes to Financial Statements

PHOENIX-GOODWIN MONEY MARKET FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $221,479,944)                              $  221,479,944
Cash                                                                  31,041
Receivables
  Fund shares sold                                                 7,358,462
  Interest                                                           638,925
  Investment securities sold                                          58,319
Prepaid expenses                                                       4,472
                                                              --------------
    Total assets                                                 229,571,163
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                         19,442,573
  Dividend distributions                                              96,837
  Investment advisory fee                                             68,892
  Transfer agent fee                                                  26,534
  Financial agent fee                                                 16,241
  Distribution fee                                                    10,351
  Trustees' fee                                                        3,847
Accrued expenses                                                      92,207
                                                              --------------
    Total liabilities                                             19,757,482
                                                              --------------
NET ASSETS                                                    $  209,813,681
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 209,813,681
                                                              --------------
NET ASSETS                                                    $  209,813,681
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $193,943,751)              193,943,751
Net asset value and offering price per share                           $1.00

CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $15,869,930)                15,869,930
Net asset value and offering price per share                           $1.00

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    5,422,292
                                                              --------------
    Total investment income                                        5,422,292
                                                              --------------
EXPENSES
Investment advisory fee                                              421,620
Distribution fee, Class B                                             69,288
Financial agent fee                                                   96,303
Transfer agent                                                       167,968
Printing                                                              28,153
Registration                                                          23,198
Custodian                                                             18,442
Professional                                                          14,961
Trustees                                                               8,601
Miscellaneous                                                          4,169
                                                              --------------
    Total expenses                                                   852,703
    Custodian fees paid indirectly                                    (2,362)
                                                              --------------
    Net expenses                                                     850,341
                                                              --------------
NET INVESTMENT INCOME                                         $    4,571,951
                                                              --------------
                                                              --------------

                       See Notes to Financial Statements                      35

PHOENIX-GOODWIN MONEY MARKET FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                      Six Months
                                                         Ended
                                                        4/30/99         Year Ended
                                                      (Unaudited)        10/31/98
                                                    ---------------   ---------------
FROM OPERATIONS
  Net investment income (loss)                      $     4,571,951   $     9,527,556
                                                    ---------------   ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                         (4,238,129)       (8,931,102)
  Net investment income, Class B                           (333,822)         (596,454)
                                                    ---------------   ---------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
   SHAREHOLDERS                                          (4,571,951)       (9,527,556)
                                                    ---------------   ---------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (744,133,014 and
    1,101,598,303 shares, respectively)                 744,133,014     1,101,598,303
  Net asset value of shares issued from
    reinvestment of distributions
    (3,852,064 and 7,964,222 shares, respectively)        3,852,064         7,964,222
  Cost of shares repurchased (749,333,245 and
    1,102,965,310 shares, respectively)                (749,333,245)   (1,102,965,310)
                                                    ---------------   ---------------
Total                                                    (1,348,167)        6,597,215
                                                    ---------------   ---------------
CLASS B
  Proceeds from sales of shares (30,712,228 and
    46,229,441 shares, respectively)                     30,712,228        46,229,441
  Net asset value of shares issued from
    reinvestment of distributions
    (272,859 and 482,065 shares, respectively)              272,859           482,065
  Cost of shares repurchased (35,092,918 and
    41,747,121 shares, respectively)                    (35,092,918)      (41,747,121)
                                                    ---------------   ---------------
Total                                                    (4,107,831)        4,964,385
                                                    ---------------   ---------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS                                         (5,455,998)       11,561,600
                                                    ---------------   ---------------
  NET INCREASE (DECREASE) IN NET ASSETS                  (5,455,998)       11,561,600
NET ASSETS
  Beginning of period                                   215,269,679       203,708,079
                                                    ---------------   ---------------
  END OF PERIOD                                     $   209,813,681   $   215,269,679
                                                    ---------------   ---------------
                                                    ---------------   ---------------

36                     See Notes to Financial Statements

PHOENIX-GOODWIN MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS A
                                     -------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED                                 YEAR ENDED OCTOBER 31
                                      4/30/99         --------------------------------------------------------------------
                                     (UNAUDITED)            1998          1997          1996          1995            1994
Net asset value, beginning of
  period                             $    1.00        $     1.00    $     1.00    $     1.00    $     1.00    $       1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)           0.022             0.049         0.048         0.047         0.053           0.032
                                     ----------            -----         -----         -----         -----           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                       0.022             0.049         0.048         0.047         0.053           0.032
                                     ----------            -----         -----         -----         -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                              (0.022)           (0.049)       (0.048)       (0.047)       (0.053)         (0.032)
                                     ----------            -----         -----         -----         -----           -----
Change in net asset value                   --                --            --            --            --              --
                                     ----------            -----         -----         -----         -----           -----
NET ASSET VALUE, END OF PERIOD       $    1.00        $     1.00    $     1.00    $     1.00    $     1.00    $       1.00
                                     ----------            -----         -----         -----         -----           -----
                                     ----------            -----         -----         -----         -----           -----
Total return                              2.20%(2)          5.00%         4.76%         4.67%         5.32%           3.20%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                       $193,944          $195,292      $188,695      $192,859      $193,534        $196,566

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      0.74%(1)(3)       0.73%         0.79%         0.84%         0.71%           0.85%
  Net investment income                   4.41%(1)          4.90%         4.76%         4.68%         5.31%           3.19%

                                                                            CLASS B
                                     -------------------------------------------------------------------------------------
                                     SIX MONTHS                                                                   FROM
                                       ENDED                         YEAR ENDED OCTOBER 31                     INCEPTION
                                      4/30/99         ----------------------------------------------------     7/15/94 TO
                                     (UNAUDITED)            1998          1997          1996          1995      10/31/94
Net asset value, beginning of
  period                             $    1.00        $     1.00    $     1.00    $     1.00    $     1.00    $       1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)           0.018             0.041         0.040         0.039         0.046           0.007
                                     ----------            -----         -----         -----         -----           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                       0.018             0.041         0.040         0.039         0.046           0.007
                                     ----------            -----         -----         -----         -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                              (0.018)           (0.041)       (0.040)       (0.039)       (0.046)         (0.007)
                                     ----------            -----         -----         -----         -----           -----
Change in net asset value                   --                --            --            --            --              --
                                     ----------            -----         -----         -----         -----           -----
NET ASSET VALUE, END OF PERIOD       $    1.00        $     1.00    $     1.00    $     1.00    $     1.00    $       1.00
                                     ----------            -----         -----         -----         -----           -----
                                     ----------            -----         -----         -----         -----           -----
Total return                              1.82%(2)          4.22%         4.02%         3.93%         4.63%           0.70%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                        $15,870           $19,978       $15,013       $10,223        $8,506          $2,086

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      1.49%(1)(3)       1.48%         1.55%         1.59%         1.44%           1.60%(1)
  Net investment income                   3.61%(1)          4.15%         4.02%         3.92%         4.62%           3.46%(1)

(1)  Annualized
(2)  Not annualized
(3) For the six months ended April 30, 1999, the ratio of operating expenses to average net assets exclude the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

PHOENIX-GOODWIN U.S. GOVERNMENT SECURITIES FUND

                         INVESTMENTS AT APRIL 30, 1999
                                  (UNAUDITED)

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)        VALUE
                                          --------   --------   ------------

U.S. GOVERNMENT SECURITIES--6.8%

U.S. TREASURY BONDS--4.0%
U.S. Treasury Strip P.O. 0%, 2/15/25....     AAA     $  4,000   $    879,701
U.S. Treasury Bonds 5.50%, 8/15/28......     AAA        6,500      6,186,966
                                                                ------------
                                                                   7,066,667
                                                                ------------

U.S. TREASURY NOTES--2.8%
U.S. Treasury Notes 5.75%, 4/30/03......     AAA        5,000      5,083,565
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $13,240,879)                                     12,150,232
----------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--59.1%

Fannie Mae 10%, 5/25/04.................     AAA        1,515      1,587,635
Fannie Mae 5.50%, 10/25/04..............     AAA           83         83,055
Fannie Mae 6.75%, 5/25/19...............     AAA        1,000      1,012,867
Fannie Mae 6.75%, 6/25/21...............     AAA        1,000      1,015,023
GNMA 6%, 1/15/29........................     AAA       34,747     33,661,219
GNMA 6.50%, 9/15/28.....................     AAA       34,758     34,540,120
GNMA 7%, 1/15/28........................     AAA        8,824      8,958,866
GNMA 7%, 3/15/28........................     AAA       10,445     10,605,046
GNMA 7.50%, 12/15/25....................     AAA        5,969      6,155,880
GNMA 7.50%, 10/15/26....................     AAA        4,880      5,029,780
GNMA 7.50%, 1/15/29.....................     AAA        2,673      2,755,335
GNMA 8%, 9/15/05........................     AAA           94         98,085
GNMA 8%, 9/15/06........................     AAA           15         15,613
GNMA 8.50%, '01-'22.....................     AAA          228        231,998
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $107,129,354)                                   105,750,522
----------------------------------------------------------------------------
MUNICIPAL BONDS--19.3%
CALIFORNIA--3.5%
San Francisco City & County
Redevelopment Agency Revenue Taxable
9.75%, 6/1/13(c)........................     AAA        4,800      6,300,000

CONNECTICUT--2.9%
Mashantucket Western Pequot Tribe
Revenue Taxable Series A 144A 6.91%,
9/1/12(b)...............................     AAA        5,100      5,170,125

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)        VALUE
                                          --------   --------   ------------

GEORGIA--2.9%
Atlanta Downtown Development Authority
Lease Revenue Taxable 6.875%,
2/1/21(e)...............................     AAA     $  5,100   $  5,112,750

ILLINOIS--2.3%
Chicago Public Building Commission
Special Obligation Taxable 6.65%,
1/1/01(c)...............................     AAA        1,000      1,017,500

Chicago Public Building Commission
Special Obligation Taxable 7%,
1/1/06(c)...............................     AAA        2,000      2,087,500

Chicago Public Building Commission
Special Obligation Taxable 7%,
1/1/07(c)...............................     AAA        1,050      1,095,938
                                                                ------------
                                                                   4,200,938
                                                                ------------

MASSACHUSETTS--1.5%
Massachusetts Port Authority Revenue
Taxable Series C 6.35%, 7/1/06..........     AA-        1,000      1,005,000

Massachusetts Port Authority Revenue
Taxable Series C 6.45%, 7/1/09..........     AA-        1,575      1,588,781
                                                                ------------
                                                                   2,593,781
                                                                ------------

PENNSYLVANIA--6.2%
Harristown Development Corporation
Special Obligation Taxable 6.15%,
2/1/16..................................     Aaa(f)     5,000      4,656,250

Philadelphia Authority For Industrial
Development Pension Funding Retirement
Systems Revenue Taxable Series A 5.79%,
4/15/09.................................     AAA        4,000      3,820,000

Pittsburgh Pension Taxable Series A
6.25%, 3/1/11...........................     AAA        2,665      2,615,031
                                                                ------------
                                                                  11,091,281
                                                                ------------
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $34,121,318)                                     34,468,875
----------------------------------------------------------------------------

38                     See Notes to Financial Statements

PHOENIX-GOODWIN U.S. GOVERNMENT SECURITIES FUND

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)        VALUE
                                          --------   --------   ------------
ASSET-BACKED SECURITIES--0.8%
ContiMortgage Home Equity Loan Trust
98-1, B 7.86%, 4/15/29..................    BBB-     $  1,470   $  1,405,688
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,478,727)                                       1,405,688
----------------------------------------------------------------------------

                                                      SHARES
                                                     --------

PREFERRED STOCKS--10.6%
REITS--10.6%
Home Ownership Funding 2, Step-down Pfd.
144A 13.338%(b)(d)(g)...................               20,722     18,964,650
----------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $18,670,228)                                     18,964,650
----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--96.6%
(IDENTIFIED COST $174,640,506)                                   172,739,967
----------------------------------------------------------------------------

                                                       PAR
                                                      VALUE
                                                      (000)        VALUE
                                                     --------   ------------

SHORT-TERM OBLIGATIONS--2.9%

FEDERAL AGENCY SECURITIES--2.9%
FHLB 4.90%, 5/3/99......................             $  5,215   $  5,213,580
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $5,213,580)                                       5,213,580
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $179,854,086)                                     177,953,547(a)
Cash and receivables, less liabilities--0.5%                           863,002
                                                                --------------
NET ASSETS--100.0%                                              $  178,816,549
                                                                --------------
                                                                --------------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,110,124 and gross depreciation of $3,098,976 for federal income tax purposes. At April 30, 1999, the aggregate cost of securities for federal income tax purpose was $179,942,399.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1999, these securities amounted to a value of $24,134,775 or 13.5% of net assets.
(c)  These bonds are fully defeased by U.S. Government Treasury Obligations.
(d)  Dividend payments backed by FHLMC ("Freddie Mac") Participation
     Certificates.
(e)  The revenue from this security is backed by the U.S. Government.
(f)  As rated by Moody's, Fitch or Duff & Phelps.
(g) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements

PHOENIX-GOODWIN U.S. GOVERNMENT SECURITIES FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $179,854,086)                              $  177,953,547
Cash                                                                   3,781
Receivables
  Interest                                                         1,269,215
  Fund shares sold                                                    63,892
Prepaid expenses                                                       4,418
                                                              --------------
    Total assets                                                 179,294,853
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                            220,764
  Investment advisory fee                                             67,513
  Transfer agent fee                                                  66,192
  Distribution fee                                                    45,599
  Financial agent fee                                                 13,491
  Trustees' fee                                                        4,249
Accrued expenses                                                      60,496
                                                              --------------
    Total liabilities                                                478,304
                                                              --------------
NET ASSETS                                                    $  178,816,549
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  191,770,289
Undistributed net investment loss                                   (481,027)
Accumulated net realized loss                                    (10,572,174)
Net unrealized depreciation                                       (1,900,539)
                                                              --------------
NET ASSETS                                                    $  178,816,549
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $166,172,571)               17,589,456
Net asset value per share                                              $9.45
Offering price per share $9.45(1-4.75%)                                $9.92
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $12,643,978)                 1,348,332
Net asset value and offering price per share                           $9.38

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    5,185,037
Dividends                                                            761,119
Security lending                                                      88,019
                                                              --------------
    Total investment income                                        6,034,175
                                                              --------------
EXPENSES
Investment advisory fee                                              419,470
Distribution fee, Class A                                            216,701
Distribution fee, Class B                                             65,351
Financial agent fee                                                   89,830
Transfer agent                                                       154,128
Printing                                                              20,644
Professional                                                          18,273
Custodian                                                              8,363
Trustees                                                               7,644
Registration                                                           2,697
Miscellaneous                                                          6,862
                                                              --------------
    Total expenses                                                 1,009,963
                                                              --------------
NET INVESTMENT INCOME                                              5,024,212
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                   (2,235,083)
Net change in unrealized appreciation (depreciation)
  on investments                                                  (4,201,452)
                                                              --------------
NET LOSS ON INVESTMENTS                                           (6,436,535)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $   (1,412,323)
                                                              --------------
                                                              --------------

40                     See Notes to Financial Statements

PHOENIX-GOODWIN U.S. GOVERNMENT SECURITIES FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                              Ended
                                             4/30/99       Year Ended
                                           (Unaudited)      10/31/98
                                          -------------   -------------
FROM OPERATIONS
  Net investment income (loss)            $   5,024,212   $  10,062,931
  Net realized gain (loss)                   (2,235,083)      4,600,713
  Net change in unrealized appreciation
    (depreciation)                           (4,201,452)       (337,053)
                                          -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                (1,412,323)     14,326,591
                                          -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A             (5,621,427)    (10,374,488)
  Net investment income, Class B               (387,219)       (383,148)
  In excess of net investment income,
    Class A                                          --        (466,829)
  In excess of net investment income,
    Class B                                          --         (17,241)
                                          -------------   -------------

  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS            (6,008,646)    (11,241,706)
                                          -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (2,649,892 and 4,455,347 shares,
    respectively)                            25,650,415      43,833,411
  Net asset value of shares issued from
    reinvestment of distributions
    (351,191 and 659,479 shares,
    respectively)                             3,377,599       6,426,680
  Cost of shares repurchased (3,787,558
    and 5,613,314 shares, respectively)     (36,591,307)    (54,907,874)
                                          -------------   -------------
Total                                        (7,563,293)     (4,647,783)
                                          -------------   -------------
CLASS B
  Proceeds from sales of shares (344,713
    and 1,026,865 shares, respectively)       3,295,942      10,046,636
  Net asset value of shares issued from
    reinvestment of distributions
    (18,692 and 23,348 shares,
    respectively)                               178,508         226,393
  Cost of shares repurchased (336,201
    and 283,214 shares, respectively)        (3,203,912)     (2,751,425)
                                          -------------   -------------
Total                                           270,538       7,521,604
                                          -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                       (7,292,755)      2,873,821
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS     (14,713,724)      5,958,706
NET ASSETS
  Beginning of period                       193,530,273     187,571,567
                                          -------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($481,027) AND $503,407,
    RESPECTIVELY]                         $ 178,816,549   $ 193,530,273
                                          -------------   -------------
                                          -------------   -------------

                       See Notes to Financial Statements                      41

PHOENIX-GOODWIN U.S. GOVERNMENT SECURITIES FUND

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS A
                                       ----------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                              YEAR ENDED OCTOBER 31
                                        4/30/99      --------------------------------------------------------------------
                                       (UNAUDITED)         1998          1997          1996          1995            1994
Net asset value, beginning of period   $    9.83     $     9.66    $     9.47    $     9.60    $     8.88    $       9.87
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)              0.26           0.59          0.55          0.52          0.55            0.64
  Net realized and unrealized gain
    (loss)                                 (0.33)          0.18          0.17         (0.15)         0.72           (1.02)
                                       ----------         -----         -----         -----         -----           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                         (0.07)          0.77          0.72          0.37          1.27           (0.38)
                                       ----------         -----         -----         -----         -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                 (0.31)         (0.57)        (0.53)        (0.50)        (0.55)          (0.45)
  Dividends from net realized gains           --             --            --            --            --           (0.02)
  In excess of net investment income          --          (0.03)           --            --            --              --
  Tax return of capital                       --             --            --            --            --           (0.14)
                                       ----------         -----         -----         -----         -----           -----
      TOTAL DISTRIBUTIONS                  (0.31)         (0.60)        (0.53)        (0.50)        (0.55)          (0.61)
                                       ----------         -----         -----         -----         -----           -----
Change in net asset value                  (0.38)          0.17          0.19         (0.13)         0.72           (0.99)
                                       ----------         -----         -----         -----         -----           -----
NET ASSET VALUE, END OF PERIOD         $    9.45     $     9.83    $     9.66    $     9.47    $     9.60    $       8.88
                                       ----------         -----         -----         -----         -----           -----
                                       ----------         -----         -----         -----         -----           -----
Total return(1)                            (0.71)%(3)       8.16%        7.85%         4.05%        14.81%          (3.98)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                         $166,173       $180,628      $182,250      $208,552      $235,879        $262,157
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        1.03%(2)       1.00%         0.98%         1.03%         0.99%           0.98%
  Net investment income                     5.44%(2)       5.46%         5.63%         5.55%         6.01%           5.92%
Portfolio turnover                            81%(3)        290%          377%          379%          178%            101%

                                                                            CLASS B
                                       ----------------------------------------------------------------------------------
                                       SIX MONTHS                                                                FROM
                                         ENDED                      YEAR ENDED OCTOBER 31                     INCEPTION
                                        4/30/99      ----------------------------------------------------     2/24/94 TO
                                       (UNAUDITED)         1998          1997          1996          1995      10/31/94
Net asset value, beginning of period   $    9.77     $     9.60    $     9.45    $     9.58    $     8.86    $       9.61
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)              0.22           0.52          0.47          0.44          0.48            0.39
  Net realized and unrealized gain
    (loss)                                 (0.33)          0.18          0.17         (0.14)         0.72           (0.75)
                                           -----          -----         -----         -----         -----           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                         (0.11)          0.70          0.64          0.30          1.20           (0.36)
                                           -----          -----         -----         -----         -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                 (0.28)         (0.51)        (0.49)        (0.43)        (0.48)          (0.30)
  Dividends from net realized gains           --             --            --            --            --              --
  In excess of net investment income          --          (0.02)           --            --            --              --
  Tax return of capital                       --             --            --            --            --           (0.09)
                                           -----          -----         -----         -----         -----           -----
      TOTAL DISTRIBUTIONS                  (0.28)         (0.53)        (0.49)        (0.43)        (0.48)          (0.39)
                                           -----          -----         -----         -----         -----           -----
Change in net asset value                  (0.39)          0.17          0.15         (0.13)         0.72           (0.75)
                                           -----          -----         -----         -----         -----           -----
NET ASSET VALUE, END OF PERIOD         $    9.38     $     9.77    $     9.60    $     9.45    $     9.58    $       8.86
                                           -----          -----         -----         -----         -----           -----
                                           -----          -----         -----         -----         -----           -----
Total return(1)                            (1.12)%(3)       7.48%        6.94%         3.39%        13.82%          (3.83)%(3)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                          $12,644        $12,902        $5,321        $4,875        $3,655          $1,238
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        1.78%(2)       1.75%         1.71%         1.78%         1.73%           2.00%(2)
  Net investment income                     4.69%(2)       4.74%         4.91%         4.79%         5.23%           4.49%(2)
Portfolio turnover                            81%(3)        290%          377%          379%          178%            101%(3)

(1)  Maximum sales load is not reflected in the total return calculation.
(2)  Annualized.
(3)  Not annualized.

42
                       See Notes to Financial Statements

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Series Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Each Fund has distinct investment objectives. The Aggressive Growth Fund seeks appreciation of capital through the use of aggressive investment techniques. The Balanced Fund seeks to provide reasonable income, long-term capital growth and conservation of capital. The Growth Fund seeks long-term appreciation of capital. The High Yield Fund seeks to provide high current income. The Money Market Fund seeks to provide as high a level of current income consistent with capital preservation and liquidity. The U.S. Government Securities Fund seeks a high level of current income by investing in U.S. Government guaranteed or backed securities.

  Each Fund offers both Class A and Class B shares and, additionally, High Yield Fund offers Class C shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

  The Money Market Fund uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the classes' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide a fair valuation. This valuation procedure allows each class of the Series to maintain a constant net asset value of $1 per share.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust does not amortize premiums except for the Money Market Fund, but does amortize discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each of the Funds is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the Code), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED) (CONTINUED)

F. FORWARD CURRENCY CONTRACTS:

  Each of the Funds, except U.S. Government and Money Market Fund, may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed.

G. SECURITY LENDING:

  The Trust loans securities to qualified brokers through an agreement with State Street Bank & Trust (the Custodian). Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At April 30, 1999, the Aggressive Growth Fund and the Balanced Fund had securities on loan with market values of $15,976,596 and $14,282,704, respectively and collateral values of $16,432,948 and $14,581,000, respectively.

H. EXPENSES:

  Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I. OPTIONS:

  The Trust, except for U.S. Government and Money Market Fund, may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  The Funds will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  Each Fund, except for U.S. Government and Money Market Fund, may purchase options which are included in the Funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

J. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  Each Fund may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Series:

                                            1st $1       $1-2        $2+
Fund                                       Billion     Billion     Billion
----------------------------------------  ----------  ----------  ----------
Aggressive Growth Fund..................       0.70%       0.65%       0.60%
Balanced Fund...........................       0.55%       0.50%       0.45%
Growth Fund.............................       0.70%       0.65%       0.60%
High Yield Fund.........................       0.65%       0.60%       0.55%
Money Market Fund.......................       0.40%       0.35%       0.30%
U.S. Government Securities Fund.........       0.45%       0.40%       0.35%

  The Adviser has agreed to assume expenses and reduce the advisory fee for the benefit of the Money Market Fund to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 0.85% for Class A shares and 1.60% for Class B shares of the average of the aggregate daily net asset value.

  Effective June 25, 1998, Roger Engemann & Associates, Inc. ("REA") was appointed subadvisor to the Aggressive Growth Fund. For

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED) (CONTINUED)

its services, REA is paid a fee by the Adviser equal to 0.20% of the average daily net assets of the Aggressive Growth Fund up to $262 million, 0.35% of such value between $262 million and $1 billion, 0.325% of such value between $1 billion and $2 billion and 0.30% of such value in excess of $2 billion. REA is a wholly-owned subsidiary of Pasadena Capital Corporation which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, majority-owned subsidiary of PHL.

  Phoenix Equity Planning Corporation (PEPCO), an indirect majority-owned subsidiary of PHL, which serves as the national distributor of the Trust's shares, has advised the Trust that it retained selling commissions of $227,516 for Class A shares, deferred sales charges of $339,733 for Class B shares and $858 for Class C shares, for the six months ended April 30, 1999. In addition, each Fund except the Money Market Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares of the High Yield Fund applied to the average daily net assets of each Fund; the distribution fee for the Money Market Fund is 0% and 0.75% for Class A and Class B, respectively. The distributor has advised the Trust that of the total amount expensed for the six months ended April 30, 1999, $1,637,299 was retained by the Distributor, $5,414,753 was earned by unaffiliated participants, and $725,506 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended April 30, 1999, transfer agent fees were $3,689,993 of which PEPCO retained $1,559,982 which is net of fees paid to State Street.

  At April 30, 1999, PHL and affiliates held Phoenix Series Fund shares which aggregated the following:

                                                       Aggregate
                                                       Net Asset
                                            Shares       Value
                                          ----------  -----------
Aggressive Growth Fund Class B..........      14,432  $   283,004
High Yield Fund Class A.................         456        3,649
High Yield Fund Class C.................      11,972       95,540
Money Market Fund Class A...............  11,360,408   11,360,408
U.S. Government Securities Fund Class
  A.....................................         328        3,100

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the six months ended April 30, 1999 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                          Purchases         Sales
                                        --------------  --------------
Aggressive Growth Fund................  $  228,481,457  $  244,069,598
Balanced Fund.........................     540,979,894     609,157,886
Growth Fund...........................   1,653,028,873   1,965,612,427
High Yield Fund.......................     248,987,438     225,463,871
U.S. Government Securities Fund.......       4,000,000      53,824,003

  Purchases and sales of U.S. Government and agency securities during the six months ended April 30, 1999, aggregated the following:

                                            Purchases       Sales
                                           ------------  ------------
Balanced Fund............................  $ 80,596,047  $ 71,980,828
U.S. Government Securities Fund..........   143,958,288   103,106,940

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

5. CAPITAL LOSS CARRYOVERS

  The following Funds have capital loss carryforwards which may be used to offset future capital gains.

                                                        U.S.
                         Aggressive                  Government
                           Growth      High Yield    Securities
Expiration Date             Fund          Fund          Fund
---------------------  --------------  -----------  -------------
2002.................            --    $14,103,053   $ 5,893,108
2003.................            --     46,929,335            --
2004.................            --             --     2,433,827
2006.................    $6,125,512      1,533,950            --
                       --------------  -----------  -------------
  Total..............    $6,125,512    $62,566,338   $ 8,326,935
                       --------------  -----------  -------------
                       --------------  -----------  -------------

  This report is not authorized for distribution to prospective investors in the Phoenix Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

PHOENIX SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
J. Roger Engemann, Senior Vice President
James D. Wehr, Senior Vice President
David L. Albrycht, Vice President
Steven L. Colton, Vice President
Christopher J. Kelleher, Vice President
James E. Mair, Vice President
William R. Moyer, Vice President
Timothy P. Norman, Vice President
Leonard J. Saltiel, Vice President
Christopher J. Saner, Vice President
Julie L. Sapia, Vice President
Andrew Szabo, Vice President
John S. Tilson, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574 (option 0)
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

World Wide Web address:
WWW.PHOENIXINVESTMENTS.COM

PHOENIX EQUITY PLANNING CORPORATION                              ---------------
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Enfield CT 06083-2200                                             U.S. Postage
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